[GRAPHIC]

[BAIRD FUNDS LOGO]


ANNUAL REPORT

DECEMBER 31, 2002


BAIRD INTERMEDIATE BOND FUND

BAIRD AGGREGATE BOND FUND

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

BAIRD CORE PLUS BOND FUND

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
SHAREHOLDER LETTER                                                             1

2002 BOND MARKET OVERVIEW                                                      2

BAIRD INTERMEDIATE BOND FUND                                                   6

BAIRD AGGREGATE BOND FUND                                                     17

BAIRD INTERMEDIATE MUNICIPAL BOND FUND                                        28

BAIRD CORE PLUS BOND FUND                                                     34

STATEMENTS OF ASSETS AND LIABILITIES                                          42

STATEMENTS OF OPERATIONS                                                      43

STATEMENTS OF CHANGES IN NET ASSETS                                           44

FINANCIAL HIGHLIGHTS                                                          48

NOTES TO THE FINANCIAL STATEMENTS                                             55

REPORT OF INDEPENDENT ACCOUNTANTS                                             65

DIRECTORS                                                                     66

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Dear Shareholders,

We would like to thank you for investing in the Baird Funds. 2002 proved to be another challenging year for the financial markets and we appreciate the opportunity to help our investors navigate through these difficult market environments. Amidst these challenging conditions, the Baird Funds continued to grow. As of December 31, 2002, net assets in the Baird Funds exceeded $390 million.

In this Annual Report we review the bond market in 2002 and the performance and composition of each of the Baird Bond Funds. We hope you find this report both informative and helpful in achieving your investment goals. We thank you for your support and look forward to continued mutual success. Thank you again for choosing Baird Funds.


Sincerely,


Mary Ellen Stanek, CFA
President
Baird Funds

2002 BOND MARKET OVERVIEW
DECEMBER 31, 2002

Bonds rallied sharply in December for a strong finish to what proved to be one of the most turbulent years on record for the investment grade bond market. Solid total returns mask the volatile swings in interest rates, the extreme illiquidity and the unprecedented credit downgrades that characterized 2002. Falling interest rates provided the foundation for solid returns across all sectors but surging prepayment speeds hindered the mortgage-backed (MBS) and some asset-backed (ABS) sectors. Treasuries and high quality corporates finished the year on top despite a dramatic rally in lower rated credits late in the year. High yield also rebounded sharply late in the year, but finished with negative returns which correlated once again more closely with stocks in 2002 (below left). Despite many challenges, the investment grade bond market still provided investors with strong, positive returns in a year when the market value of U.S. stocks declined by nearly $3 trillion.

TOTAL RETURNS OF SELECTED LEHMAN BROTHERS
INDICES AND SUBSECTORS

        INDEX/SECTOR         DECEMBER 2002     2002
        ------------         -------------     ----
   LB Aggregate Index            2.07%        10.26%
   LB Gov't/Credit Index         2.65%        11.04%
   US Treasury Sector            2.60%        11.79%
   Gov't Agency Sector           2.13%        11.01%
   Corporate Sector              3.05%        10.12%
      AAA                        2.18%        11.64%
      AA                         2.74%        13.13%
      A                          3.00%        10.76%
      BBB                        3.24%         8.58%
   MBS Sector                    1.04%         8.75%
   ABS Sector                    1.60%         8.55%
   HIGH YIELD SECTOR             1.40%        -1.41%

[CHART]

                        VOLATILE TREASURY YIELDS IN 2002

Source: Bloomberg

LOWER YIELDS, STEEPER CURVE, BUMPY RIDE
Treasury yields moved significantly lower in 2002 as confidence in the pace and stamina of the economic recovery faltered. The decline in yields was anything but uniform, however, as yields rose swiftly several times during the year (above right). Several flight-to-quality episodes (plunging equity values, threats of terrorism and war, corporate crises, etc.) and a lone 50 basis point cut in the Fed funds rate in early November helped make for a steeper yield curve. During the course of the year, the 2-year T-note yield fell 142 basis points to 1.60% while the 30-year T-bond yield fell 71 basis points to 4.76%. The difference between the 2-year and 30-year Treasury yields ranged from as low as 2.07% (on 3/28) to as high as 3.31% (on 10/31) before finishing the year at 3.16%, up from 2.45% at the end of 2001 (see yield curve chart and table on next page).

                                 TREASURY YIELDS
                                Source: Bloomberg

[CHART]

MATURITY          DEC 31, 2000   DEC 31, 2001   DEC 31, 2002     12 MO. CHANGE
--------          ------------   ------------   ------------     -------------
    1                 5.36%          2.05%          1.22%            -0.83

    2                 5.09%          3.02%          1.60%            -1.42

    3                 5.13%          3.68%          1.96%            -1.72

    5                 4.97%          4.30%          2.73%            -1.57

    7                 5.17%          4.83%          3.38%            -1.45

   10                 5.11%          5.05%          3.81%            -1.24

   15                 5.50%          5.66%          4.31%            -1.35

   20                 5.59%          5.74%          4.83%            -0.91

   25                 5.61%          5.76%          4.93%            -0.83

   30                 5.46%          5.47%          4.76%            -0.71

CREDIT MELTDOWN
Investment grade corporate bonds endured unprecedented downgrades in 2002. Downgrades of investment grade credits by Moody's and S&P outnumbered upgrades by more than 5 to 1 (below left). Furthermore, the number of investment grade issues falling to below investment grade (Fallen Angels) surged to a record 319, representing over $143 billion of par value (below right).

                        INVESTMENT GRADE RATINGS CHANGES

                         MOODY'S                  S&P
              MOODY'S   DOWNGRADE     S&P      DOWNGRADE
             UP   DOWN    RATIO    UP   DOWN     RATIO
--------------------------------------------------------
   1998      62   120     1.94     65   134      2.06

   1999      88   114     1.30     85   122      1.44

   2000     104   149     1.43     93   180      1.94

   2001      82   209     2.55     63   198      3.14

   2002      46   244     5.30     41   231      5.63
--------------------------------------------------------

Source: Lehman Brothers

[CHART]

                                  FALLEN ANGELS

VOLATILE CREDIT SPREADS, HIGH QUALITY OUTPERFORMS
The extremely difficult credit environment, punctuated by record bankruptcy filings ($368 billion worth of assets placed in bankruptcy) and a series of corporate liquidity crises led highly volatile credit spreads in 2002 (below left). The "fallen angel syndrome" put exceptional pressure on BBB-rated credits, resulting in a bifurcation of the corporate market. Over the course of 2002, yield spreads on BBB's widened over Treasuries by 28 basis points, while spreads on higher rated issues actually tightened 3 to 24 basis points (below right). Despite a dramatic late-year comeback, total returns of the BBB sector lagged higher rated sectors by as much as 455 basis points in 2002 (e.g. AA +13.13% vs BBB +8.58%, see 1st table on page 2).

[CHART]

                                CORPORATE SPREADS


                   YIELD SPREADS ON SELECTED LEHMAN SUBSECTORS
                                (in basis points)

       SECTOR            12/31/01    12/31/02    CHANGE
---------------------------------------------------------
   All Corporate           201 bps     208 bps     +7 bps

    AAA's                   33           9        -24

     AA's                   89          86         -3

      A's                  184         178         -6

    BBB's                  278         306        +28

        MBS                196         163        -33

        ABS                 40          48         +8

     HIGH YIELD            810         910       +100

Source: Lehman Brothers

MORTGAGE SPREADS TIGHTEN DESPITE SOARING PREPAYMENTS
Aversion to credit risk steered many fixed income investors to the mortgage market in 2002. Spreads on mortgage-backed securities (MBS) tightened by 33 basis points as a result (above right), but exposure to cash flow risk limited the total return of the MBS sector to 8.75% for the year (see 1st table on page
2) as prepayments soared. The decline in interest rates gave debt-laiden consumers an opportunity to reduce monthly debt payments by refinancing and the mortgage REFI Index hit an all-time high (below left). The resulting surge in prepayments shortened the duration of the mortgage sector (as measured by Lehman Brothers) to an all-time low of 0.91 years in September (below right).

[CHART]

                       REFI INDEX VS 10 YEAR T-NOTE YIELD


[CHART]

                           DURATION OF MORTGAGE SECTOR

2002 SUMMARY
2002 proved to be a year of extremes. Unprecedented declines in credit ratings, record bankruptcy filings, unparalled corporate fraud, historic lows in interest rates, record mortgage refinancing and severe illiquidity all combined to make 2002 a harrowing journey for fixed income investors. Yet despite the bumpy ride, investment grade bonds rewarded investors with solid returns.

2003 OUTLOOK
With interest rates near historic lows, we believe robust fixed income returns resulting from further significant declines in yields are unlikely. However, with pricing power limited and nominal growth still modest, we do not expect the Fed to aggresively change course this year and are not forecasting a sharp rise in rates. Therefore, we expect more modest, "coupon-like" returns for 2003.

We look forward to improving credit conditions in 2003 and a general tightening of corporate spreads. However, we caution that improvement will not likely come without volatility. As the credit cycle turns positive, we see particular value in several BBB-rated corporates and believe the total return prospects for lower rated credits in general are greater than those for higher rated issues. We also believe that mortgages offer good relative value, but caution that as refinancing activity pushes the average coupon of the mortgage market lower, the risk of longer mortgage durations is on the rise. Finally, we expect the difference between short and long-term interest rates to decrease as the economy turns the corner toward a more stable recovery. We remain committed to our risk-controlled approach to fixed income management and see many opportunities to add relative value as we move forward through the completion of what has been a very deep and historic credit cycle.

BAIRD INTERMEDIATE BOND FUND
DECEMBER 31, 2002

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rated debt including government and corporate securities with maturities between one and ten years.

The Baird Intermediate Bond Fund generated strong investment returns in 2002. Strategic holdings of U.S. Treasury and Government agency issues in the 3-year and 7-year maturity range, an over-weighting in the finance sector and diversified holdings of various industrial issues contributed positively to the Fund's performance. The Fund maintained its duration neutral strategy, holding a broadly diversified portfolio of over 170 securities at year-end and emphasizing specific sectors which it believed to have superior total return prospects. The Fund's diversification assisted in reducing the effects of an extremely difficult and volatile period for corporate bonds marked by ratings agencies downgrading a record number of corporate debt issues in 2002 and numerous high profile companies filing for bankruptcy. However, the Fund's holdings of a limited number of energy, telecom and travel related credits held back the Fund's total return and prevented the Fund from achieving its objective of outperforming its benchmark (see total return summary which follows).

The Fund ended 2002 with a yield advantage versus the Lehman Brothers Intermediate Government/Credit Bond Index. This yield advantage, combined with what the Fund's investment advisor believes is a good potential for price recovery of certain Fund holdings, enhance the Fund's prospects of adding value over its benchmark in the coming year. A December 31, 2002 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

[CHART]

                              QUALITY DISTRIBUTION

U.S. Treasury             20%
U.S. Gov't Agency         30%
Aaa                       15%
Aa                         4%
A                         17%
Baa                       12%
Below Baa                  2%

[CHART]

                                SECTOR WEIGHTINGS

U.S. Treasury             20%
U.S. Gov't Agency         22%
Mortgage/CMOs             11%
Int'l                      2%
Asset-Backed               9%
Industrials               12%
Utility                    4%
Finance/Bank/Broker       18%
Cash                       2%
Municipal                  0%

NET ASSETS:                        $ 147,363,501
SEC 30-DAY YIELD:**
Institutional Class:                        4.81%
Investor Class:                             4.44%
AVERAGE DURATION:                     3.63 years
AVERAGE MATURITY:                     5.27 years

PORTFOLIO EXPENSE RATIO:
Institutional Class:                        0.30%
Investor Class:                             0.55%*
PORTFOLIO TURNOVER RATIO:                   41.1%
TOTAL NUMBER OF HOLDINGS:                    177

*   Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2002.

[CHART]

               BAIRD INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

           BAIRD INTERMEDIATE    LEHMAN BROTHERS
           BOND FUND -           INTERMEDIATE
           INSTITUTIONAL         GOVERNMENT/CREDIT
           CLASS SHARES          BOND INDEX
 9/29/00        $  250,000.00        $  250,000.00
12/31/00        $  266,575.00        $  259,250.00
 3/31/01        $  275,531.92        $  268,035.98
 6/30/01        $  277,130.01        $  269,837.18
 9/30/01        $  287,383.82        $  282,255.09
12/31/01        $  284,395.02        $  282,489.36
 3/31/02        $  284,366.58        $  281,867.89
 6/30/02        $  293,466.31        $  291,902.38
 9/30/02        $  303,737.64        $  305,125.56
12/31/02        $  307,190.00        $  310,275.00

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

[CHART]

                  BAIRD INTERMEDIATE BOND FUND - INVESTOR CLASS
                          VALUE OF A $10,000 INVESTMENT

           BAIRD INTERMEDIATE   LEHMAN BROTHERS
           BOND FUND -          INTERMEDIATE
           INVESTOR CLASS       GOVERNMENT/CREDIT
           SHARES               BOND INDEX
 9/29/00         $  10,000.00       $   10,000.00
12/31/00         $  10,668.00       $   10,370.00
 3/31/01         $  11,024.31       $   10,721.44
 6/30/01         $  11,075.02       $   10,793.49
 9/30/01         $  11,483.69       $   11,290.20
12/31/01         $  11,352.78       $   11,299.57
 3/31/02         $  11,339.15       $   11,274.72
 6/30/02         $  11,709.94       $   11,676.10
 9/30/02         $  12,105.74       $   12,205.02
12/31/02         $  12,232.00       $   12,412.00

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

FOR THE PERIOD ENDED DECEMBER 31, 2002                         ONE YEAR   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------
Baird Intermediate Bond Fund - Institutional Class Shares        8.02%           9.57%
Baird Intermediate Bond Fund - Investor Class Shares             7.74%           9.34%
Lehman Brothers Intermediate Government/Credit Bond Index(2)     9.84%          10.08%
--------------------------------------------------------------------------------------------

(1)  For the period September 29, 2000 (commencement of operations) to
     December 31, 2002.
(2) The Lehman Brothers Intermediate Government/Credit Bond Index is an umanaged, market value weighted index of investment grade, fixed-rated debt including government and corporate securities with maturities between one and ten years. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

  PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.6%
ASSET-BACKED SECURITIES - 8.8%
$      240,259   AAMES Mortgage Trust,
                 Series 1998-C, Class A6F,
                 6.13%, 09-15-2028                                         $      252,741
       108,958   Advanta Mortgage
                 Loan Trust,
                 Series 1994-1, Class A1,
                 6.30%, 07-25-2025                                                111,259
       249,626   AFC Home Equity
                 Loan Trust,
                 Series 1997-2, Class 1A5,
                 6.97%, 06-25-2027                                                266,572
       762,720   Amresco Residential
                 Securities Mortgage Loan,
                 Series 1998-1, Class A6,
                 6.51%, 08-25-2027                                                811,757
       210,827   BankAmerica Manufactured
                 Housing Contract,
                 Series 1997-1, Class A7,
                 6.58%, 10-10-2019                                                213,182
                 Contimortgage Home
                 Equity Loan Trust:
       730,707   Series 1999-1, Class A7,
                 6.47%, 12-25-2013                                                773,443
     1,000,000   Series 1998-2, Class A7,
                 6.57%, 03-15-2023                                              1,056,127
     1,000,000   Series 1998-3, Class A17,
                 6.22%, 10-15-2029                                              1,057,134
                 Delta Funding Home
                 Equity Loan Trust:
     1,006,178   Series 1997-2, Class A6,
                 7.04%, 06-25-2027                                              1,069,342
       537,765   Series 1999-1, Class A6F,
                 6.34%, 12-15-2028                                                569,021
       690,097   Series 1999-2, Class A7F,
                 7.03%, 08-15-2030                                                742,639
$      720,000   EQCC Home
                 Equity Loan Trust,
                 Series 1997-3, Class A9,
                 6.57%, 02-15-2029                                         $      760,948
       130,258   Equivantage Home Equity
                 Loan Trust,
                 Series 1996-3, Class A3,
                 7.70%, 09-25-2027                                                132,448
                 Green Tree Financial
                 Corporation:
       741,314   Series 1998-6, Class A5,
                 6.06%, 04-01-2018                                                766,386
       500,000   Series 1999-3, Class A5,
                 6.16%, 02-01-2031                                                490,962
       384,162   Green Tree Home Equity
                 Loan Trust,
                 Series 1999-A, Class A5,
                 6.13%, 02-15-2019                                                394,482
       488,316   Green Tree Home
                 Improvement Loan Trust,
                 Series 1998-D, Class HEA6,
                 6.15%, 08-15-2029                                                497,958
                 IMC Home Equity
                 Loan Trust:
       218,442   Series 1997-7, Class A8,
                 6.65%, 02-20-2029                                                228,542
       617,586   Series 1998-1, Class A6,
                 6.52%, 06-20-2029                                                653,354
       846,516   Mortgage Lenders Network
                 Home Equity Loan Trust
                 Series 1998-2, Class A1,
                 6.61%, 07-25-2029                                                902,613
       375,716   Residential Asset
                 Securitization Trust,
                 Series 1998-KS2, Class AI9,
                 6.42%, 07-25-2029                                                385,098

                      SEE NOTES TO THE FINANCIAL STATEMENTS

   PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.6% (CONT.)
ASSET-BACKED SECURITIES - 8.8% (CONT.)
$      727,751   Salomon Brothers
                 Mortgage Securities VII,
                 Series 1997-LB6, Class A6,
                 6.82%, 12-25-2027                                         $      773,394
                                                                           --------------
                                                                               12,909,402
                                                                           --------------
FINANCIAL - 17.8%
       500,000   ABN-AMRO Bank
                 Subordinated Notes,
                 8.25%, 08-01-2009                                                538,531
       325,000   Aetna, Inc.
                 7.13%, 08-15-2006                                                362,129
     1,150,000   Allfirst Financial
                 Subordinated Notes,
                 7.20%, 07-01-2007                                              1,279,562
       630,000   Amsouth Bancorp
                 Subordinated Debentures,
                 6.75%, 11-01-2025                                                690,675
       120,000   Amsouth Bank NA
                 Subordinated Notes,
                 6.45%, 02-01-2008                                                131,555
       700,000   Anthem Inc.
                 6.80%, 08-01-2012                                                761,671
       225,000   Auburn Hills Trust
                 Debentures,
                 12.38%, 05-01-2020                                               337,963
        75,000   Bank of America
                 Corporation Subordinated
                 Notes,
                 10.20%, 07-15-2015                                               105,624
     1,041,000   Bank of Hawaii
                 Subordinated Notes,
                 6.88%, 06-01-2003                                              1,061,267
       350,000   Bank of Oklahoma
                 Subordinated Notes,
                 7.13%, 08-15-2007                                                390,798
$      750,000   Bank One Corporation
                 Subordinated Notes,
                 10.00%, 08-15-2010                                        $      992,242
       176,000   Comerica Inc.
                 Subordinated Notes,
                 7.25%, 08-01-2007                                                193,357
       800,000   Compass Bank
                 Subordinated Notes,
                 8.10%, 08-15-2009                                                950,144
       200,000   Countrywide Home Loan
                 5.50%, 08-01-2006                                                212,661
       900,000   Credit Suisse Finance
                 Broker USA, Inc. Notes,
                 6.13%, 11-15-2011                                                939,050
       175,000   Dime Capital Trust
                 9.33%, 05-06-2027                                                198,960
       800,000   Equitable Companies
                 Senior Notes,
                 9.00%, 12-15-2004                                                892,303
       500,000   First National Bank Chicago
                 Pass Thru Certificates,
                 8.08%, 01-05-2018                                                615,260
       100,000   First National Bank Omaha
                 Subordinated Notes,
                 7.32%, 12-01-2010                                                104,375
       150,000   FleetBoston Financial
                 Corporation Subordinated
                 Notes,
                 6.63%, 02-01-2004                                                157,394
       623,000   Ford Capital BV Debentures,
                 9.50%, 06-01-2010                                                682,696
       300,000   Ford Motor Credit
                 Company Notes,
                 9.03%, 12-30-2009                                                318,712
       500,000   General Electric Capital
                 Corporation Notes,
                 6.00%, 06-15-2012                                                539,838

                      SEE NOTES TO THE FINANCIAL STATEMENTS

   PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.6% (CONT.)
FINANCIAL - 17.8% (CONT.)
$      200,000   Goldman Sachs Group,
                 Inc. Notes,
                 6.60%, 01-15-2012                                         $      220,999
       150,000   Hartford Financial Services
                 Group Senior Notes,
                 7.75%, 06-15-2005                                                165,270
       500,000   Health Care Services
                 Corporation Notes,
                 7.75%, 06-15-2011
                 (Acquired 06-20-01;
                 Cost $497,765)*                                                  545,853
       279,000   Homeside Lending, Inc.
                 Senior Notes,
                 6.20%, 05-15-2003                                                283,038
     1,200,000   Household Finance
                 Corporation Senior
                 Unsubordinated Notes,
                 6.40%, 06-17-2008                                              1,279,606
       400,000   ING Groep NV Notes,
                 8.50%, 02-15-2005                                                441,953
       500,000   J.P. Morgan Chase &
                 Company Subordinated
                 Notes,
                 6.63%, 03-15-2012                                                541,908
       300,000   Keycorp Subordinated
                 Notes,
                 6.75%, 03-15-2006                                                329,659
       700,000   Lehman Brothers
                 Holdings, Inc. Notes,
                 8.50%, 05-01-2007                                                822,363
       175,000   Lehman Brothers, Inc.
                 Senior Subordinated
                 Debentures,
                 11.63%, 05-15-2005                                               208,723
$    1,000,000   Morgan Stanley Dean
                 Witter Debentures,
                 10.00%, 06-15-2008                                        $    1,283,960
       925,000   National Rural Utilities
                 5.75%, 08-28-2009                                                987,548
       500,000   Nationwide Life Global
                 Fund Notes,
                 5.35%, 02-15-2007
                 (Acquired 02-08-02;
                 Cost $499,520)*                                                  524,013
       240,000   Newcourt Credit Group
                 6.88%, 02-16-2005                                                252,263
       375,000   PNC Funding Corporation
                 7.50%, 11-01-2009                                                432,687
       700,000   Protective Life US
                 Funding Notes,
                 5.88%, 08-15-2006,
                 (Acquired 08-06-01;
                 Cost $699,160)*                                                  756,421
                 Santander Financial
                 Issuances:
       325,000   7.00%, 04-01-2006                                                348,631
       500,000   6.38%, 02-15-2011                                                488,843
       350,000   Sanwa Bank Ltd. NY
                 Subordinated Notes,
                 7.40%, 06-15-2011                                                344,955
     1,160,000   Transamerica Finance
                 Corporation Debentures,
                 0.00%, 03-01-2010                                                761,375
       200,000   Union Planters Corporation
                 Subordinated Notes,
                 6.50%, 03-15-2008                                                212,837
       300,000   7.75%, 03-01-2011                                                354,736
       270,000   USF&G Corporation
                 Senior Notes,
                 7.13%, 06-01-2005                                                288,279

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.6% (CONT.)
FINANCIAL - 17.8% (CONT.)
$    1,200,000   Wachovia Corporation
                 Subordinated Notes,
                 8.00%, 08-15-2009                                         $    1,307,097
       500,000   Washington Mutual
                 Bank FA Notes,
                 6.88%, 06-15-2011                                                560,641
                                                                           --------------
                                                                               26,200,425
                                                                           --------------
INDUSTRIAL - 12.3%
       408,527   America West Airlines
                 Pass Thru Certificates,
                 8.54%, 01-02-2006                                                363,916
       684,948   American Airline Pass
                 Thru Certificates,
                 7.69%, 05-23-2008                                                438,574
       300,000   AOL Time Warner,
                 Inc. Notes,
                 6.88%, 05-01-2012                                                316,831
       200,000   British Telecom PLC Notes,
                 7.88%, 12-15-2005                                                225,541
       525,000   Centex Corporation
                 5.80%, 09-15-09                                                  528,170
       300,000   Coca-Cola Enterprises
                 4.38%, 09-15-2009                                                309,043
     1,000,000   Continental Airlines,
                 Inc. Pass Thru Certificates:
                 7.43%, 09-15-2004                                                554,656
       157,654   7.42%, 04-01-2007                                                 87,706
       467,003   6.54%, 09-15-2008                                                323,234
       300,000   Continental Cablevision
                 Debentures,
                 9.50%, 08-01-2013                                                347,380
       700,000   Cooper Industries Ltd.
                 Notes,
                 5.25%, 07-01-2007                                                730,346
                 Corp. Andina De
                 Fomento Notes:
$      170,000   8.88%, 06-01-2005                                         $      186,463
       275,000   7.38%, 01-18-2011                                                296,529
       500,000   CSX Corporation Notes,
                 5.85%, 12-01-2003                                                518,273
       350,000   Delta Air Lines Pass
                 Thru Certificates,
                 7.78%, 11-18-2005                                                264,349
       350,000   Deutsche Telekom
                 International Finance Bonds,
                 8.00%, 06-15-2010                                                403,107
       300,000   Dollar General Corporation,
                 8.63%, 06-15-2010                                                309,000
       250,000   Dominion Fiber
                 Ventures Secured,
                 7.05%, 3-15-2005,
                 (Acquired 03-07-01;
                 Cost $250,000)*                                                  243,750
       300,000   Ford Motor Company
                 Debentures,
                 9.22%, 09-15-2021                                                302,462
       500,000   General Motors Nova
                 Financing,
                 6.85%, 10-15-2008                                                517,127
       300,000   Georgia-Pacific Debentures,
                 9.88%, 11-01-2021                                                270,000
       425,000   Halliburton Company
                 5.63%, 12-01-2008                                                408,000
     1,000,000   Ingersoll-Rand Company
                 Debentures,
                 6.39%, 11-15-2027                                              1,100,992
       300,000   International Lease
                 Finance Corporation Notes,
                 5.70%, 07-03-2006                                                313,961

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.6% (CONT.)
INDUSTRIAL - 12.3% (CONT.)
$      314,000   ITT Corporation
                 Debentures,
                 9.75%, 02-15-2021                                         $      327,172
     1,202,000   Jones Intercable, Inc.
                 Senior Notes,
                 8.88%, 04-01-2007                                              1,283,896
       500,000   Marathon Oil
                 Corporation,
                 5.38%, 06-01-2007                                                527,276
       350,000   6.00%, 07-01-2012                                                369,146
       475,000   Masco Corporation
                 Notes,
                 5.88%, 07-15-2012                                                499,565
       150,000   Metronet Communications
                 Corporation Senior
                 Discount Notes,@,^
                 0.00%, 06-15-2008                                                 21,750
       475,000   Norfolk Southern
                 Corporation Senior Notes,
                 8.38%, 05-15-2005                                                536,280
       500,577   Northwest Airlines, Inc.
                 Pass Thru Certificates,
                 7.25%, 07-02-2014                                                409,241
       375,000   Park Place Entertainment
                 Senior Notes,
                 7.50%, 09-01-2009                                                385,668
       400,000   PEMEX Project Fielding
                 Master Trust,
                 9.13%, 10-13-2010                                                458,000
                 Qwest Capital Funding:
       350,000   7.00%, 08-03-2009                                                224,000
       100,000   7.25%, 02-15-2011                                                 64,000
$      278,271   Southwest Airlines
                 Company Pass Thru
                 Certificates,
                 7.67%, 01-02-2014                                         $      299,690
       500,000   Sprint Capital Corporation,
                 6.00%, 01-15-2007                                                472,500
       150,000   TCI Communications,
                 Inc. Debentures,
                 9.25%, 01-15-2023                                                153,737
       300,000   Tyco International
                 Group SA,
                 6.38%, 02-15-2006                                                291,000
       334,010   Union PacificCorp Pass
                 Thru Certificates,
                 8.66%, 07-02-2011                                                396,656
                 United Air Lines Pass
                 Thru Certificates,@
       245,275   7.76%, 10-01-2005                                                 65,820
       400,000   6.20%, 09-01-2008                                                311,085
       300,000   10.02%, 03-22-2014                                                69,903
       600,000   Vectren Utility Holdings,
                 6.63%, 12-01-2011                                                654,324
        55,000   Westavco Corporation
                 8.40%, 06-01-2007                                                 63,644
       300,000   Weyerhaeuser Company
                 Notes,
                 5.95%, 11-01-2008                                                320,249
       500,000   Willamette Industries
                 Notes,
                 6.60%, 06-05-2012                                                532,831
       300,000   Worldcom, Inc. Notes,@,^
                 7.38%, 01-15-2003,
                 (Acquired 01-05-01;
                 Cost $300,286)*                                                   70,500
                                                                           --------------
                                                                               18,167,343
                                                                           --------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.6% (CONT.)
UTILITIES - 3.7%
$      300,000   Baltimore Gas & Electric
                 Senior Notes,
                 5.25%, 12-15-2006                                         $      314,136
       675,000   Conectiv, Inc. Notes,
                 6.73%, 06-01-2006                                                702,648
       300,000   Edison Mission Senior
                 Notes,
                 9.88%, 04-15-2011                                                141,000
       300,000   Exelon Corporation
                 Senior Notes,
                 6.75%, 05-01-2011                                                328,381
       450,000   Gemstone Investors, Ltd.,
                 7.71%, 10-31-2004,
                 (Acquired 10-25-01;
                 Cost $450,000)*                                                  345,902
       400,000   Gulf States Utilities
                 1st Mortgage,
                 6.77%, 08-01-2005                                                432,094
       300,000   Korea Electric Power
                 Debentures,
                 6.75%, 08-01-2027                                                317,400
       211,707   Niagara Mohawk Power
                 Senior Discount Notes,
                 7.38%, 07-01-2003                                                216,667
       500,000   0.00%, 07-01-2010                                                513,429
       100,000   Nisource Finance
                 Corporation,
                 7.63%, 11-15-2005                                                104,446
       300,000   NRG Energy, Inc.
                 Bonds,@,^
                 8.00%, 11-01-2003                                                 78,000
       400,000   NRG Energy, Inc.
                 Senior Notes,@,^
                 7.50%, 06-15-2007                                                104,000
$      300,000   Oneok, Inc. Senior Notes,
                 7.13%, 04-15-2011                                         $      320,111
       300,000   PPL Energy Supply, LLC
                 Senior Notes,
                 6.40%, 11-01-2011                                                298,451
       275,000   PSEG Power Senior Notes:
                 7.75%, 04-15-2011                                                291,711
       175,000   PSEG Energy Holdings
                 Senior Notes:
                 8.50%, 06-15-2011                                                142,625
       178,214   System Energy Resources
                 7.43%, 01-15-2011                                                185,768
       125,000   Utilicorp United, Inc.
                 Senior Notes,
                 7.00%, 07-15-2004                                                 97,541
       600,000   Williams Companies,
                 Inc. Notes,
                 8.13%, 03-15-2012
                 (Acquired 03-14-02;
                 Cost $594,612)*                                                  408,000
       325,000   Yosemite Security
                 Trust I Bonds,@,^
                 8.25%, 11-15-2004
                 (Acquired 04-26-01;
                 Cost $335,709)*                                                   53,219
                                                                           --------------
                                                                                5,395,529
                                                                           --------------
MORTGAGE-BACKED SECURITIES - 11.1%
                 Federal Home Loan
                 Mortgage Corporation
                 (FHLMC):
       981,764   Series 2379, Class MD,
                 4.50%, 12-15-2008                                                996,132
       523,190   Series 2435, Class ND,
                 6.00%, 12-15-2012                                                526,282
     2,478,681   Series 2418, Class MC,
                 6.00%, 09-15-2019                                              2,567,252

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.6% (CONT.)
MORTGAGE-BACKED SECURITIES - 11.1% (CONT.)
                 Federal Home Loan
                 Mortgage Corporation
                 (FHLMC): - (CONT.)
$      127,104   Series 1094, Class K,
                 7.00%, 06-15-2021                                         $      132,326
        84,258   Series 1101, Class M,
                 6.95%, 07-15-2021                                                 87,529
       631,228   Series 1136, Class H,
                 6.00%, 09-15-2021                                                646,191
       156,752   Series 1280, Class B,
                 6.00%, 04-15-2022                                                162,047
       365,118   Series 1395, Class G,
                 6.00%, 10-15-2022                                                381,392
     2,000,000   Series 2531, Class N,
                 4.00%, 07-15-2027                                              2,008,125
                 Federal National Mortgage
                 Association (FNMA):
       354,273   Series 1991-137, Class H,
                 7.00%, 10-25-2021                                                381,452
     1,000,000   Series 1992-136, Class H-PK,
                 6.00%, 08-25-2022                                              1,045,283
       225,544   Series 1998-66, Class C,
                 6.00%, 12-25-2028                                                231,425
     2,000,000   Series 2001-42, Class AH,
                 5.50%, 05-25-2017                                              2,051,194
       592,450   Series 1993-32, Class H,
                 6.00%, 03-25-2023                                                624,462
                 GE Capital Mortgage
                 Services, Inc.:
       500,000   Series 1993-18, Class A12,
                 6.00%, 02-25-2009                                                509,060
       658,443   Series 1996-12, Class A4,
                 7.25%, 07-25-2011                                                667,154
                 Residential Accredit
                 Loans, Inc.:
$      470,226   Series 1998-QS2, Class A7,
                 7.00%, 02-25-2028                                         $      481,411
       942,762   Series 1998-QS4, Class AI5,
                 7.00%, 03-25-2028                                                977,735
        59,864   Residential Asset
                 Securitization Trust,
                 Series 1997-A7, Class A7,
                 7.25%, 09-25-2027                                                 60,320
                 Residential Funding
                 Mortgage Section I:
       672,535   Series 1997-S11, Class A7,
                 7.00%, 08-25-2012                                                679,839
       206,853   Series 1994-S5, Class A4,
                 6.50%, 02-25-2024                                                209,250
       701,544   Series 1996-S14, Class M1,
                 7.50%, 05-25-2026                                                720,275
       221,715   Washington Mutual,
                 Series 1999-WM2, Class 2A,
                 7.00%, 11-19-2014                                                228,261
                                                                           --------------
                                                                               16,374,397
                                                                           --------------
INTERNATIONAL (U.S. $ DENOMINATED) - 1.7%
       700,000   Landeskreditbank Baden-
                 Wuerttemberg,
                 6.35%, 04-01-2012                                                777,631
       350,000   National Bank Hungary,
                 8.88%, 11-01-2013                                                458,500
                 Westdeutsche Landesbank
                 Subordinated Notes,
       800,000   6.75%, 06-15-2005                                                873,108
       350,000   6.05%, 01-15-2009                                                390,611
                                                                           --------------
                                                                                2,499,850
                                                                           --------------
MUNICIPAL BOND - 0.3%
       500,000   Tobacco Settlement
                 Financing Corporation,
                 5.92%, 06-01-2012                                                508,085
                                                                           --------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.6% (CONT.)
U.S. GOVERNMENT AGENCY - 21.4%
$      426,139   Federal Gold Loan
                 Mortgage Corporation
                 (FGLMC),
                 6.00%, 07-01-2028                                         $      442,508
    25,775,000   Federal Home Loan
                 Mortgage Corporation
                 (FHLMC):
                 6.63%, 09-15-2009                                             30,235,106
       740,143   Soyland Power Cooperative
                 U.S. Government Guarantee,
                 8.35%, 09-15-2009                                                775,174
                                                                           --------------
                                                                               31,452,788
                                                                           --------------
U.S. TREASURY OBLIGATIONS - 19.5%
                 U.S. Treasury Bonds:
    17,675,000   10.75%, 08-15-2005                                            21,666,368
       700,000   6.00%, 08-15-2009                                                813,859
       350,000   9.88%, 11-15-2015                                                540,313
     3,875,000   9.25%, 02-15-2016                                              5,750,136
                                                                           --------------
                                                                               28,770,676
                                                                           --------------
                 Total Long-Term
                 Investments
                 (Cost $139,925,737)                                          142,278,495
                                                                           --------------

    SHARES                                                                     VALUE
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.1%
INVESTMENT COMPANY - 1.9%
     2,844,112   Investment Company
                 Cash Reserve Portfolio-
                 AIM Fund                                                  $    2,844,112
                                                                           --------------

  PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES# - 0.2%
$      226,112   Wisconsin Corporation
                 Central Credit Union, 1.09%                                      226,112
       108,472   Wisconsin Electric Power
                 Company, 1.04%                                                   108,472
                                                                           --------------
                                                                                  334,584
                                                                           --------------
                 Total Short-Term
                 Investments
                 (Cost $3,178,696)                                              3,178,696
                                                                           --------------
                 Total Investments
                 (Cost $143,104,433)
                 98.7%                                                        145,457,191
                                                                           --------------
                 Other Assets, less
                 Liabilities 1.3%                                               1,906,310
                                                                           --------------
                 TOTAL NET ASSETS 100.0%                                   $  147,363,501
                                                                           ==============

*  Unregistered security
@  Security in default
^  Non-income producing security
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2002.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD AGGREGATE BOND FUND
DECEMBER 31, 2002

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The Baird Aggregate Bond Fund generated strong investment returns in 2002. Strategic holdings of U.S. Treasury and Government agency issues in the 7-year and 14-year maturity range, holdings of well-structured mortgage-backed and asset-backed securities, an over-weighting in the finance sector and diversified holdings of various industrial issues contributed positively to the Fund's performance. The Fund maintained its duration neutral strategy, holding a broadly diversified portfolio of over 170 securities at year-end and emphasizing specific sectors which it believed to have superior total return prospects. The Fund's diversification assisted in reducing the effects of an extremely difficult and volatile period for corporate bonds marked by ratings agencies downgrading a record number of corporate debt issues in 2002 and numerous high profile companies filing for bankruptcy. However, the Fund's holdings of a limited number of energy, telecom and travel related credits held back the Fund's total return and prevented the Fund from achieving its objective of outperforming its benchmark (see total return summary which follows).

The Fund ended 2002 with a yield advantage versus the Lehman Brothers Aggregate Bond Index. This yield advantage, combined with what the Fund's investment advisor believes is a good potential for price recovery of certain Fund holdings, enhance the Fund's prospects of adding value over its benchmark in the coming year. A December 31, 2002 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

[CHART]

                              QUALITY DISTRIBUTIONS

U.S. Treasury             16%
U.S. Gov't Agency         30%
Aaa                       18%
Aa                         4%
A                         14%
Baa                       16%
Below Baa                  2%

[CHART]

                                SECTOR WEIGHTINGS

U.S. Treasury             16%
U.S. Gov't Agency          5%
Mortgage/CMOs             29%
Asset-Backed              13%
Industrials               11%
Utility                    8%
Finance/Bank/Broker       16%
Cash                       1%
Int'l                      1%
Municipal                  0%

NET ASSETS:                     $  88,692,657
SEC 30-DAY YIELD:**
Institutional Class:                     5.34%
Investor Class:                          5.02%
AVERAGE DURATION:                  3.79 years
AVERAGE MATURITY:                  6.22 years

PORTFOLIO EXPENSE RATIO:
Institutional Class:                     0.30%
Investor Class:                          0.55%*
PORTFOLIO TURNOVER RATIO:                51.2%
TOTAL NUMBER OF HOLDINGS:                 176

*   Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2002.

[CHART]

                 BAIRD AGGREGATE BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

           BAIRD AGGREGATE
           BOND FUND -       LEHMAN BROTHERS
           INSTITUTIONAL     AGGREGATE
           CLASS SHARES      BOND INDEX
 9/29/00     $  250,000.00    $  250,000.00
12/31/00     $  264,450.00    $  260,525.00
 3/31/01     $  272,621.51    $  268,424.12
 6/30/01     $  275,102.36    $  269,935.35
 9/30/01     $  287,041.80    $  282,409.06
12/31/01     $  286,467.72    $  282,522.02
 3/31/02     $  285,894.78    $  282,776.29
 6/30/02     $  295,129.19    $  293,210.74
 9/30/02     $  305,399.68    $  306,639.79
12/31/02     $  310,256.00    $  311,471.00

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

[CHART]

                   BAIRD AGGREGATE BOND FUND - INVESTOR CLASS
                          VALUE OF A $10,000 INVESTMENT

           BAIRD AGGREGATE
           BOND FUND -       LEHMAN BROTHERS
           INVESTOR CLASS    AGGREGATE
           SHARES            BOND INDEX
 9/29/00      $  10,000.00      $  10,000.00
12/31/00      $  10,577.00      $  10,421.00
 3/31/01      $  10,902.77      $  10,736.96
 6/30/01      $  10,986.72      $  10,797.41
 9/30/01      $  11,465.74      $  11,296.36
12/31/01      $  11,421.03      $  11,300.88
 3/31/02      $  11,385.62      $  11,311.05
 6/30/02      $  11,748.82      $  11,728.43
 9/30/02      $  12,157.68      $  12,265.59
12/31/02      $  12,344.00      $  12,458.00

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

FOR THE PERIOD ENDED DECEMBER 31, 2002                    ONE YEAR    SINCE INCEPTION(1)
----------------------------------------------------------------------------------------
Baird Aggregate Bond Fund - Institutional Class Shares      8.30%          10.05%
Baird Aggregate Bond Fund - Investor Class Shares           8.08%           9.78%
Lehman Brothers Aggregate Bond Index(2)                    10.25%          10.27%
----------------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to December 31, 2002.
(2) The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD AGGREGATE BOND FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 97.5%
ASSET-BACKED SECURITIES - 12.3%
                 Advanta Mortgage Loan Trust:
$      121,777   Series 1994-1, Class A1,
                 6.30%, 07-25-2025                                         $      124,349
       272,059   Series 1999-2, Class A6,
                 6.82%, 05-25-2029                                                295,368
                 Contimortgage Home
                 Equity Loan Trust
       859,656   Series 1999-1, Class A7,
                 6.47%, 12-25-2013                                                909,933
        84,242   Series 1997-2, Class A9,
                 7.09%, 04-15-2028                                                 85,294
        92,749   Series 1997-3, Class A9,
                 7.12%, 08-15-2028                                                 95,448
       437,000   Conseco Finance
                 Series 2002-C, Class AF3,
                 4.58%, 11-15-2027                                                451,933
       592,482   Delta Funding Home
                 Equity Loan Trust,
                 Series 1997-3, Class A6F,
                 6.86%, 10-25-2028                                                607,958
       114,319   EQCC Home Equity
                 Loan Trust,
                 Series 1996-4, Class A9,
                 6.89%, 01-15-2028                                                118,039
                 Equivantage Home
                 Equity Loan Trust:
        81,411   Series 1996-3, Class A3,
                 7.70%, 09-25-2027                                                 82,780
       512,622   Series 1997-3, Class A3,
                 7.05%, 10-25-2028                                                533,570
                 GE Capital Mortgage
                 Services, Inc.:
       114,927   Series 1997-HE3, Class A6,
                 6.72%, 10-25-2027                                                121,120
$      850,811   Series 1999-HE1, Class A7,
                 6.27%, 04-25-2029                                         $      898,785
                 GE Capital Commerical
                 Mortgage Corporation
       900,000   Series 2002-#A, Class A2,
                 5.00%, 12-10-2037                                                922,650
                 GE Home Equity Loan
                 Asset Backed Certificates
       235,010   Series 1991-1, Class B,
                 8.70%, 09-15-2011                                                235,477
                 Green Tree Financial
                 Corporation:
       367,986   Series 1993-3, Class A7,
                 6.40%, 10-15-2018                                                380,573
        82,972   Series 1995-4, Class A5,
                 6.95%, 06-15-2025                                                 84,444
        14,266   Series 1997-1, Class A5,
                 6.86%, 03-15-2028                                                 14,741
       559,331   Series 1997-6, Class A8,
                 7.07%, 01-15-2029                                                532,448
        92,298   IMC Home Equity
                 Loan Trust,
                 Series 1997-5, Class A10,
                 6.88%, 11-20-2028                                                 96,596
       595,770   Indymac Home Equity
                 Loan Asset Backed Trust,
                 Series 1998-A, Class AF6,
                 6.18%, 10-25-2029                                                617,406
       441,772   The Money Store Home
                 Equity Trust,
                 Series 1997-D, Class AF7,
                 6.49%, 12-15-2038                                                457,732
                 Residential Asset
                 Securities Corporation:
        82,658   Series 1998-KS2, Class AI9,
                 6.42%, 07-25-2029                                                 84,722

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 97.5% (CONT.)
ASSET-BACKED SECURITIES - 12.3% (CONT.)
$       94,727   Series 1999-KS1, Class AI8,
                 6.32%, 04-25-2030                                         $      100,215
       922,903   Series 1999-KS2, Class AI9,
                 7.15%, 07-25-2030                                                996,444
        79,595   Residential Funding
                 Mortgage Securities II,
                 Series 1997-HS5, Class M1,
                 7.01%, 05-25-2027                                                 79,465
     1,030,981   Salomon Brothers
                 Mortgage Securities VII,
                 Series 1997-LB6, Class A6,
                 6.82%, 12-25-2027                                              1,095,641
       849,417   Saxon Asset Securities Trust,
                 Series 1999-2, Class AF6,
                 6.42%, 03-25-2014                                                896,516
                                                                           --------------
                                                                               10,919,647
                                                                           --------------
FINANCIAL - 16.2%
       500,000   Aetna, Inc.,
                 7.13%, 08-15-2006                                                557,122
       700,000   Allfirst Financial
                 Bancorp Subordinated Notes,
                 7.20%, 07-01-2007                                                778,864
       400,000   American General
                 Finance Senior Notes,
                 8.45%, 10-15-2009                                                477,190
       200,000   Amsouth Bancorporation
                 Subordinated Debentures,
                 6.75%, 11-01-2025                                                219,262
       400,000   Anthem Inc.
                 6.80%, 08-01-2012                                                435,240
       500,000   AON Corporation Notes,
                 8.65%, 05-15-2005                                                529,927
$      400,000   Bank of Oklahoma
                 Subordinated Notes,
                 7.13%, 08-15-2007                                         $      446,626
       200,000   Bank One Texas
                 Subordinated Notes,
                 6.25%, 02-15-2008                                                224,023
       145,000   Bankers Trust Corporation
                 Subordinated Notes,
                 7.13%, 03-15-2006                                                163,047
       100,000   Bear Stearns Company, Inc.,
                 7.80%, 08-15-2007                                                117,037
       350,000   BSCH Issuances, Ltd.,
                 7.63%, 09-14-2010                                                398,101
       300,000   CIT Group, Inc. Senior Notes,
                 7.75%, 04-02-2012                                                336,946
       650,000   Credit Suisse Finance
                 Broker USA, Inc. Notes,
                 6.13%, 11-15-2011                                                678,203
       200,000   Dime Capital Trust,
                 9.33%, 05-06-2027                                                227,382
        75,000   First National Bank Chicago
                 8.08%, 01-05-2018                                                 92,289
       100,000   First Bank Minnesota NA
                 Subordinated Notes,
                 7.30%, 08-15-2005                                                112,591
       175,000   First National Bank
                 Omaha Subordinated Notes,
                 7.32%, 12-01-2010                                                182,657
       400,000   First Union Corporation
                 Subordinated Notes,
                 8.00%, 08-15-2009                                                435,699
     1,150,000   Ford Capital BV Debentures,
                 9.50%, 06-01-2010                                              1,260,194
       400,000   General Electric Capital
                 Corporation Notes,
                 6.00%, 06-15-2012                                                431,870

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 97.5% (CONT.)
FINANCIAL - 16.2% (CONT.)
$      250,000   Goldman Sachs
                 Group, Inc. Notes,
                 6.60%, 01-15-2012                                         $      276,249
       500,000   Health Care Services
                 Corporation Notes,
                 7.75%, 06-15-2011 (Acquired
                 6-20-01; Cost $497,765)*                                         545,853
       715,000   Homeside Lending, Inc.
                 Senior Notes,
                 6.20%, 05-15-2003                                                725,348
                 Household Finance
                 Corporation Notes,
       400,000   5.75%, 01-30-2007                                                418,646
       150,000   6.88%, 03-01-2007                                                162,728
       139,000   7.88%, 03-01-2007                                                155,269
       300,000   Keycorp Institution
                 7.83%, 12-01-2026                                                321,672
       300,000   Lehman Brothers, Inc.
                 Holdings Notes,
                 8.50%, 05-01-2007                                                352,442
       150,000   Lehman Brothers, Inc.
                 Senior Subordinated
                 Debentures,
                 11.63%, 05-15-2005                                               178,905
       500,000   Lincoln National
                 Corporation Debentures,
                 9.13%, 10-01-2024                                                558,773
       300,000   Morgan Stanley Dean Witter
                 Unsubordinated Notes,
                 6.75%, 04-15-2011                                                333,381
       150,000   NCNB Corporation
                 Subordinated Notes,
                 10.20%, 07-15-2015                                               211,247
$      750,000   National Rural Utilities
                 5.75%, 08-28-2009                                         $      800,714
       275,000   Sanwa Bank Ltd. NY
                 Subordinated Notes,
                 7.40%, 06-15-2011                                                271,036
       350,000   Union Planters Corporation
                 Subordinated Notes,
                 7.75%, 03-01-2011                                                413,858
       300,000   USF&G Corporation
                 Senior Notes,
                 7.13%, 06-01-2005                                                320,310
       150,000   Washington Mutual
                 Capital I,
                 8.38%, 06-01-2027                                                165,699
                                                                           --------------
                                                                               14,316,400
                                                                           --------------
INDUSTRIAL - 11.1%
       275,000   AOL Time
                 Warner, Inc. Bonds,
                 7.63%, 04-15-2031                                                282,641
       350,000   British Telecom PLC,
                 8.88%, 12-15-2030                                                446,215
                 Continental Airlines, Inc.
                 Pass Thru Certificates:
       214,128   6.80%, 07-02-2007                                                131,101
       110,913   6.54%, 09-15-2008                                                 76,768
       478,973   6.90%, 01-02-2018                                                419,373
       425,000   Continental Cablevision
                 Debentures,
                 9.50%, 08-01-2013                                                492,122
       650,000   Cooper Industries, Ltd.
                 Notes,
                 5.25%, 07-01-2007                                                678,179
                 Corp Andina De Fomento
                 Notes:
       150,000   8.88%, 06-01-2005                                                164,526
        50,000   7.38%, 01-18-2011                                                 53,914

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 97.5% (CONT.)
INDUSTRIAL - 11.1% (CONT.)
$      250,000   Delta Air Lines Pass Thru
                 Certificates,
                 7.78%, 11-18-2005                                         $      188,821
       250,000   Deutsche Telekom
                 International Finance,
                 8.25%, 06-15-2030                                                288,788
       200,000   Duty Free International Inc.,**
                 7.00%, 01-15-2004                                                100,000
       325,000   Dynegy Holdings, Inc.
                 Senior Notes,
                 7.45%, 07-15-2006                                                113,750
       175,000   Earthgrains Company Notes,
                 8.50%, 08-01-2005                                                200,401
       403,000   Ford Motor Company
                 Debentures,
                 9.22%, 09-15-2021                                                406,307
                 Georgia-Pacific Debentures:
       150,000   9.88%, 11-01-2021                                                135,000
       100,000   9.63%, 03-15-2022                                                 89,500
       150,000   Hertz Corporation
                 Senior Notes,
                 8.25%, 06-01-2005                                                152,413
       775,000   Jones Intercable, Inc.
                 Senior Notes,
                 8.88%, 04-01-2007                                                827,803
       650,000   Metronet Communications
                 Corporation Senior Discount
                 Notes,@,^
                 0.00%, 06-15-2008                                                 94,250
       175,000   Norfolk Southern Corporation
                 Senior Notes,
                 8.38%, 05-15-2005                                                197,577
                 Northwest Airlines, Inc.
                 Pass Thru Certificates:
$       36,147   8.13%, 02-01-2014                                         $       21,914
       446,943   7.25%, 07-02-2014                                                365,394
       275,000   Park Place Entertainment
                 Senior Notes,
                 7.50%, 09-01-2009                                                282,823
       200,000   PEMEX Project Fielding
                 Master Trust,
                 9.13%, 10-13-2010                                                229,000
       500,000   Pohang Iron & Steel Notes,
                 7.38%, 05-15-2005                                                545,955
                 Qwest Capital Funding:
       300,000   7.00%, 08-03-2009                                                192,000
       200,000   7.25%, 02-15-2011                                                128,000
       375,000   Sprint Capital Corporation,
                 6.00%, 01-15-2007                                                354,375
       420,000   Tenneco Packaging
                 Debentures,
                 7.95%, 12-15-2025                                                489,836
       100,000   TRW, Inc. Notes,
                 8.75%, 05-15-2006                                                114,264
       400,000   Tyco International
                 Group SA Notes,
                 6.38%, 10-15-2011                                                374,000
       377,481   US Airways Pass Thru
                 Certificates,@
                 6.85%, 01-30-2018                                                297,456
       500,000   Vectren Utility Holdings,
                 6.63%, 12-01-2011                                                545,270
       300,000   Weyerhaeuser Company
                 Notes,
                 5.95%, 11-01-2008                                                320,249
                                                                           --------------
                                                                                9,799,985
                                                                           --------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 97.5% (CONT.)
UTILITIES - 8.1%
$      750,000   Calenergy Co., Inc.
                 Senior Notes,
                 7.63%, 10-15-2007                                         $      841,778
       500,000   Colorado Int. Gas
                 Debentures,
                 10.00%, 06-15-2005                                               495,000
       400,000   Dominion Fiber
                 Ventures Secured,
                 7.05%, 03-15-2005 (Aquired
                 03-07-01; Cost $400,000)*                                        390,000
       250,000   Edison Mission Senior Notes,
                 9.88%, 04-15-2011                                                117,500
       300,000   Exelon Corporation
                 Senior Notes,
                 6.75%, 05-01-2011                                                328,382
       300,000   Gemstone Investors, Ltd.,
                 7.71%, 10-31-2004, (Acquired
                 10-25-01; Cost $300,000)*                                        230,601
       399,444   GG1B Funding Corporation
                 Secured,
                 7.43%, 01-15-2011                                                416,377
                 Korea Electric Power
                 Debentures:
        10,000   7.75%, 04-01-2013                                                 12,038
       300,000   6.75%, 08-01-2027                                                317,400
       500,000   Niagara Mohawk Power
                 Senior Discount Notes,
                 0.00%, 07-01-2010                                                513,429
       300,000   Nisource Finance Corporation,
                 7.63%, 11-15-2005                                                313,337
       130,000   NRG Energy Inc.
                 Senior Notes,@,^
                 8.25%, 09-15-2010                                                 33,800
$    1,000,000   Oneok, Inc. Notes,
                 7.75%, 03-01-2005                                         $    1,081,707
       300,000   PPL Energy Supply, LLC
                 Senior Notes,
                 6.40%, 11-01-2011                                                298,451
       175,000   PSEG Energy Holdings
                 Senior Notes,
                 8.50%, 06-15-2011                                                142,625
       250,000   PSEG Power Senior Notes,
                 7.75%, 04-15-2011                                                265,192
       600,000   PSI Energy, Inc. Debentures,
                 7.85%, 10-15-2007                                                672,386
       200,000   Utilicorp United, Inc.
                 Senior Notes:
                 7.00%, 07-15-2004                                                156,065
       300,000   7.63%, 11-15-2009                                                201,706
       550,000   Williams Companies,
                 Inc. Notes,
                 8.13%, 03-15-2012
                 (Acquired 03-14-02;
                 Cost $545,061)*                                                  374,000
                                                                           --------------
                                                                                7,201,774
                                                                           --------------
MORTGAGE-BACKED SECURITIES - 28.4%
       284,007   BA Mortgage Securities, Inc.,
                 Series 1998-2, Class 2A1,
                 6.50%, 06-25-2013                                                292,347
                 Federal Gold Loan Mortgage
                 Corporation (FGLMC):
       568,185   6.00%, 07-01-2028                                                590,010
       609,981   7.00%, 07-01-2028                                                642,073
       585,961   6.50%, 09-01-2028                                                611,031
       801,419   6.50%, 04-01-2029                                                835,262
        60,954   6.50%, 05-01-2029                                                 63,528
     1,555,803   6.50%, 06-01-2029                                              1,621,502

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 97.5% (CONT.)
MORTGAGE-BACKED SECURITIES - 28.4% (CONT.)
                 Federal Home Loan
                 Mortgage Corporation
                 (FHLMC):
$      981,764   Series 2379, Class MD,
                 4.50%, 12-15-2008                                         $      996,132
     1,210,771   Series 2512, Class HC,
                 4.25%, 12-15-2009                                              1,225,631
       800,000   Series 2489, Class UA,
                 4.00%, 12-15-2012                                                805,379
     1,033,207   Series 206, Class E,
                 0.00%, 07-15-2019                                                975,415
       812,682   Series 2418, Class MC,
                 6.00%, 09-15-2019                                                841,722
       250,077   Series 1074, Class I,
                 6.75%, 05-15-2021                                                260,387
       177,066   Series 1081, Class K,
                 7.00%, 05-15-2021                                                183,820
       177,158   Series 1101, Class M,
                 6.95%, 07-15-2021                                                184,035
       275,174   Series 188, Class H,
                 7.00%, 09-15-2021                                                284,230
       186,219   Series 1286, Class A,
                 6.00%, 05-15-2022                                                192,261
       900,000   Series 2531, Class N,
                 4.00%, 07-15-2027                                                903,656
                 Federal National Mortgage
                 Association (FNMA):
       454,530   6.50%, 11-01-2027                                                474,624
       778,344   6.50%, 07-01-2028                                                811,719
       459,882   6.50%, 12-01-2028                                                479,601
     1,161,347   6.50%, 02-01-2029                                              1,211,146
       492,123   6.50%, 05-01-2031                                                512,642
        47,975   Series 1989-37, Class G,
                 8.00%, 07-25-2019                                                 52,286
$      158,689   Series 1989-94, Class G,
                 7.50%, 12-25-2019                                         $      172,430
        44,723   Series 1990-58, Class J,
                 7.00%, 05-25-2020                                                 48,218
       189,588   Series 1990-105, Class J,
                 6.50%, 09-25-2020                                                202,609
       202,277   Series 1990-108, Class G,
                 7.00%, 09-25-2020                                                217,872
       193,945   Series 1991-1, Class C,
                 7.00%, 01-25-2021                                                209,612
       431,943   Series 1991-86, Class Z,
                 6.50%, 07-25-2021                                                459,975
       185,824   Series G92-30, Class Z,
                 7.00%, 06-25-2022                                                200,701
       156,466   Series 1992-150, Class MA,
                 5.50%, 09-25-2022                                                165,330
       400,000   Series 1993-21, Class J,
                 7.00%, 09-25-2022                                                416,120
       936,007   Series 1998-66, Class C,
                 6.00%, 12-25-2028                                                960,412
                 Government National
                 Mortgage Association
                 (GNMA):
       661,198   6.50%, 08-15-2027                                                695,739
       525,219   6.50%, 11-15-2027                                                553,889
       593,681   6.50%, 05-15-2029                                                624,004
       645,508   6.50%, 06-15-2029                                                678,460
       638,541   7.00%, 11-15-2029                                                677,483
       595,733   7.00%, 09-20-2029                                                628,147
       399,570   Prudential Home
                 Mortgage Securities,
                 Series 1993-32, Class A7,
                 6.45%, 08-25-2023                                                402,794
                 Residential Accredit Loans, Inc.:
       372,945   Series 1997-QSB, Class A10,
                 7.50%, 08-25-2027                                                381,551

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 97.5% (CONT.)
MORTGAGE-BACKED SECURITIES - 28.4% (CONT.)
$      269,387   Series 1997-QS9, Class A8,
                 7.25%, 09-25-2027                                         $      275,284
       942,762   Series 1998-QS4, Class AI5,
                 7.00%, 03-25-2028                                                977,735
                 Residential Asset
                 Securities Corporation:
        44,898   Series 1997-QS9, Class A8,
                 7.25%, 09-25-2027                                                 45,240
       345,424   Series 1998-A8, Class A8,
                 6.75%, 08-25-2028                                                353,994
       350,807   Residential Funding
                 Mortgage Security
                 Series 1996-S14, Class M1,
                 7.50%, 05-25-2026                                                360,174
       418,589   Wells Fargo Mortgage
                 Backed Securities Trust,
                 Series 2001-29, Class A1,
                 6.00%, 12-25-2016                                                430,397
                                                                           --------------
                                                                               25,188,609
                                                                           --------------
MUNICIPAL BOND - 0.3%
       243,581   Tobacco Settlement
                 Financing Corporation,
                 Series 2001-A, Class A,
                 6.36%, 05-15-2025                                                243,481
                                                                           --------------
INTERNATIONAL (U.S. $ DENOMINATED) - 0.3%
       110,000   National Bank Hungary
                 Debentures,
                 8.88%, 11-01-2013                                                144,100
       205,000   Sweden Kingdom
                 Debentures,
                 0.00%, 04-01-2009                                                154,415
                                                                           --------------
                                                                                  298,515
                                                                           --------------
U.S. GOVERNMENT AGENCY - 4.7%
$    2,910,000   Federal Home Loan
                 Mortgage Corporation
                 (FHLMC),
                 6.63%, 09-15-2009                                         $    3,413,546
       743,862   Soyland Power Cooperative,
                 8.35%, 09-15-2009                                                779,069
                                                                           --------------
                                                                                4,192,615
                                                                           --------------
U.S. TREASURY OBLIGATIONS - 16.1%
                 U.S. Treasury Bonds:
     1,325,000   9.88%, 11-15-2015                                              2,045,469
     8,250,000   9.25%, 02-15-2016                                             12,242,224
                                                                           --------------
                                                                               14,287,693
                                                                           --------------
                 Total Long-Term
                 Investments
                 (Cost $84,179,510)                                            86,448,719
                                                                           --------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.3%
INVESTMENT COMPANY - 1.1%
     1,001,000   Investment Company
                 Cash Reserve Portfolio-
                 AIM Fund                                                  $    1,001,000
                                                                           --------------

  PRINCIPAL
   AMOUNT                                                                      VALUE
-----------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES# - 0.2%
$      132,281   Wisconsin Corporation
                 Central Credit
                 Union, 1.09%                                              $      132,281
                                                                           --------------
                 Total Short-Term
                 Investments
                 (Cost $1,133,281)                                              1,133,281
                                                                           --------------
                 Total Investments
                 (Cost $85,312,791) 98.8%                                      87,582,000
                                                                           --------------
                 Other Assets, less
                 Liabilities 1.2%                                               1,110,657
                                                                           --------------
                 TOTAL NET ASSETS 100.0%                                   $   88,692,657
                                                                           ==============

*   Unregistered security
**  Fair valued security
@   Security in default
^   Non-income producing security
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2002.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
DECEMBER 31, 2002

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is a widely recognized unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The Baird Intermediate Municipal Bond Fund generated strong nominal investment returns in 2002. Emphasis on high quality, prerefunded and escrowed-to-maturity
(ETM) holdings helped the Fund outperform its benchmark and the Fund's investment advisor anticipates this high quality bias will serve the Fund well in the coming year as credit pressures continue to build in the municipal market (see total return summary which follows). A December 31, 2002 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

[CHART]

                              QUALITY DISTRIBUTION

Aaa                           93%
Aa                             7%

[CHART]

                                SECTOR WEIGHTINGS

Pre-refunded ETM              69%
General Obligation             6%
Revenue                        4%
Insured                       20%
Cash                           1%

NET ASSETS:                    $ 31,927,715
SEC 30-DAY YIELD:**
Institutional Class:                   3.57%
Investor Class:                        3.27%
AVERAGE DURATION:                6.16 years
AVERAGE MATURITY:                7.64 years

PORTFOLIO EXPENSE RATIO:
Institutional Class:                   0.30%
Investor Class:                        0.55%*
PORTFOLIO TURNOVER RATIO:              32.6%
TOTAL NUMBER OF HOLDINGS:                38

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2002.

[CHART]

          BAIRD INTERMEDIATE MUNICIPAL BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

           BAIRD INTERMEDIATE MUNICIPAL BOND   LEHMAN BROTHERS 10-YEAR
           FUND - INSTITUTIONAL CLASS SHARES   GENERAL OBLIGATION BOND INDEX
 3/30/01                       $  250,000.00                   $  250,000.00
 6/30/01                       $  255,500.00                   $  250,675.00
 9/30/01                       $  265,157.90                   $  252,780.67
12/31/01                       $  262,532.84                   $  255,106.25
 3/31/02                       $  264,134.29                   $  258,218.55
 6/30/02                       $  275,571.30                   $  268,753.87
 9/30/02                       $  289,625.44                   $  282,460.31
12/31/02                       $  290,695.00                   $  281,322.00

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (3/30/01) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

[CHART]

            BAIRD INTERMEDIATE MUNICIPAL BOND FUND - INVESTOR CLASS
                          VALUE OF A $10,000 INVESTMENT

               BAIRD INTERMEDIATE MUNICIPAL BOND      LEHMAN BROTHERS 10-YEAR
               FUND - INVESTOR CLASS SHARES           GENERAL OBLIGATION BOND INDEX
 3/30/01                                $ 10,000                           $ 10,000
 6/30/01                                $ 10,217                           $ 10,027
 9/30/01                                $ 10,595                           $ 10,111
12/31/01                                $ 10,474                           $ 10,204
 3/31/02                                $ 10,537                           $ 10,329
 6/30/02                                $ 10,981                           $ 10,750
 9/30/02                                $ 11,542                           $ 11,298
12/31/02                                $ 11,570                           $ 11,253

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (3/30/01) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

FOR THE PERIOD ENDED DECEMBER 31, 2002                                        ONE YEAR   SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------
Baird Intermediate Municipal Bond Fund - Institutional Class Shares            10.72%          8.97%
Baird Intermediate Municipal Bond Fund - Investor Class Shares                 10.46%          8.65%
Lehman Brothers 10-Year General Obligation Bond Index(2)                       10.29%          6.98%
----------------------------------------------------------------------------------------------------------

(1) For the period March 30, 2001 (commencement of operations) to December 31, 2002.
(2) The Lehman Brothers 10-Year General Obligation Bond Index is a widely recognized unmanaged market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at leat $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years and have a maturity of eight to twelve years. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS    December 31, 2002

  PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5%
ALABAMA - 1.4%
$      400,000   Mobile Alabama, ETM
                 6.20%, 02-15-2007                                         $      457,436
                                                                           --------------
ARKANSAS - 0.6%
       165,000   Pulaski County, Arkansas
                 Residential Housing
                 Facilities, ETM
                 7.25%, 06-01-2010                                                193,560
                                                                           --------------
CALIFORNIA - 2.2%
       535,000   Santa Rosa California
                 Hospital Revenue, ETM
                 10.30%, 03-01-2011                                               713,139
                                                                           --------------
COLORADO - 0.4%
       120,000   Colorado Springs
                 Colorado Utilities
                 Revenue, ETM
                 5.80%, 11-15-2010                                                137,831
                                                                           --------------
FLORIDA - 3.1%
       300,000   Jacksonville Florida
                 Health Facility Authority
                 Hospital Revenue, ETM
                 11.50%, 10-01-2012                                               491,481
       405,000   Orange County Florida
                 Health Revenue, ETM
                 8.75%, 10-01-2009                                                494,630
                                                                           --------------
                                                                                  986,111
                                                                           --------------
GEORGIA - 4.7%
       560,000   Fulton County Georgia
                 Hospital Authority
                 Revenue, ETM
                 7.88%, 10-01-2013                                                739,452
$      650,000   Georgia State,
                 5.50%, 07-01-2012                                         $      751,082
                                                                           --------------
                                                                                1,490,534
                                                                           --------------
ILLINOIS - 17.1%
                 Illinois State,
     1,525,000   5.25%, 02-01-2012                                              1,715,030
     2,500,000   6.00%, 01-01-2014, ETM                                         2,943,675
       595,000   Lake County Illinois
                 Community High School
                 District No. 127,
                 9.00%, 02-01-2010                                                798,496
                                                                           --------------
                                                                                5,457,201
                                                                           --------------
INDIANA - 2.9%
       745,000   Baugo Indiana School
                 Building Corporation,
                 5.50%, 01-15-2012                                                848,615
        50,000   Indiana Toll Road
                 Commission, ETM
                 9.00%, 01-01-2015                                                 70,958
                                                                           --------------
                                                                                  919,573
                                                                           --------------
IOWA - 2.0%
       530,000   Muscatine Iowa Electric
                 Revenue, ETM
                 6.70%, 01-01-2013                                                629,603
                                                                           --------------
LOUISIANA - 4.4%
       525,000   Denhan Springs-Livingston
                 Housing and Mortgage
                 Finance Authority, ETM
                 7.20%, 08-01-2010                                                663,149

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5% (CONT.)
LOUISIANA - 4.4% (CONT.)
$      600,000   Jefferson Parish LA
                 Home Mortgage
                 Authority, ETM
                 7.10%, 08-01-2010                                         $      751,764
                                                                           --------------
                                                                                1,414,913
                                                                           --------------
MINNESOTA - 2.2%
       600,000   Western Minnesota
                 Municipal Power
                 Agency, ETM
                 6.38%, 01-01-2016                                                701,088
                                                                           --------------
MISSISSIPPI - 3.1%
       400,000   Mississippi Housing
                 Financial Corporation, ETM
                 0.00%, 06-01-2015                                                233,452
       640,000   Mississippi State, ETM
                 6.20%, 02-01-2008                                                738,010
                                                                           --------------
                                                                                  971,462
                                                                           --------------
NEW JERSEY - 1.9%
       527,000   New Jersey State Turnpike
                 Authority, ETM
                 6.75%, 01-01-2009                                                592,785
                                                                           --------------
NEW MEXICO - 3.5%
     1,000,000   New Mexico Financial
                 Authority Revenue,
                 5.25%, 06-01-2011                                              1,125,160
                                                                           --------------
NEW YORK - 3.4%
     1,000,000   Triborough Bridge &
                 Tunnel Authority, ETM
                 5.25%, 01-01-2014                                              1,098,150
                                                                           --------------
OHIO - 0.7%
$      175,000   Miamisburg Ohio Water
                 Revenue, ETM
                 7.00%, 11-15-2016                                         $      214,468
                                                                           --------------
OKLAHOMA - 9.3%
     2,360,000   Tulsa County Oklahoma
                 Home Financing Authority
                 Single Family Mortgage
                 Revenue, ETM
                 6.90%, 08-01-2011                                              2,979,547
                                                                           --------------
PENNSYLVANIA - 9.8%
       600,000   Philadelphia Pennsylvania
                 Gas Works, ETM
                 7.00%, 05-15-2020                                                769,464
     1,310,000   Pittsburgh Pennsylvania
                 Water & Sewer
                 Authority, ETM
                 7.25%, 09-01-2014                                              1,644,220
     1,000,000   Wilson Pennsylvania
                 Area School District,
                 0.00%, 05-15-2011                                                719,880
                                                                           --------------
                                                                                3,133,564
                                                                           --------------
SOUTH CAROLINA - 1.1%
       285,000   Greenville South
                 Carolina Waterworks
                 Revenue, ETM
                 7.00%, 02-01-2010                                                354,047
                                                                           --------------
SOUTH DAKOTA - 2.5%
       635,000   Heartland Consumers
                 Power District, ETM
                 7.00%, 01-01-2016                                                777,494
                                                                           --------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

  PRINCIPAL
    AMOUNT                                                                     VALUE
-----------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5% (CONT.)
TENNESSEE - 2.7%
$      750,000   Metropolitan Government
                 Nashville & Davidson
                 County Tennessee
                 H&E, ETM
                 6.10%, 07-01-2010                                         $      848,445
                                                                           --------------
TEXAS - 9.0%
       575,000   Houston Texas Sewer
                 System Revenue, ETM
                 9.38%, 10-01-2013                                                817,782
       640,000   Sam Rayburn Texas
                 Municipal Power Agency, ETM
                 6.00%, 09-01-2010                                                741,696
       150,000   Texas Public Building
                 Authority Building
                 Revenue, ETM
                 7.13%, 08-01-2011                                                185,663
     1,000,000   University Houston Texas,
                 5.25%, 02-15-2012                                              1,120,100
                                                                           --------------
                                                                                2,865,241
                                                                           --------------
   UTAH - 2.5%
       605,000   Salt Lake City Utah
                 Hospital Revenue, ETM
                 8.13%, 05-15-2015                                                812,067
                                                                           --------------
WASHINGTON - 7.0%
$    1,025,000   Clark County School
                 District No. 037,
                 5.13%, 12-01-2011                                         $    1,143,254
     1,000,000   Washington State,
                 5.00%, 09-01-2013                                              1,092,370
                                                                           --------------
                                                                                2,235,624
                                                                           --------------
                 Total Long-Term Securities
                 (Cost $29,878,732)                                            31,109,043
                                                                           --------------

    SHARES                                                                     VALUE
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.2%
INVESTMENT COMPANY - 1.2%

       395,272   Tax Free Investment
                 Company Cash Reserve
                 Portfolio-AIM Fund                                               395,272
                                                                           --------------
                 Total Short-
                 Term Investment
                 (Cost $395,272)                                                  395,272
                                                                           --------------
                 Total Investments
                 (Cost $30,274,004)
                 98.7%                                                         31,504,315
                                                                           --------------
                 Other Assets, less
                 Liabilities 1.3%                                                 423,400
                                                                           --------------
                 TOTAL NET ASSETS 100.0%                                   $   31,927,715
                                                                           ==============

ETM Escrowed to maturity

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD CORE PLUS BOND FUND (formerly known as the Baird Core Bond Fund) DECEMBER 31, 2002

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, as well as non-investment grade debt, Eurobonds, 144A securities and emerging market debt.

The Baird Core Plus Bond Fund generated solid investment returns in 2002. Strategic holdings of U.S. Treasury and Government agency issues in the 7-year and 14-year maturity range, an over-weighting in the finance sector and diversified holdings of various industrial issues contributed positively to the Fund's performance. The Fund maintained its duration neutral strategy, holding a diversified portfolio of over 70 securities at year-end and emphasizing specific sectors which it believed to have superior total return prospects. The Fund's diversification assisted in reducing the effects of an extremely difficult and volatile period for corporate bonds marked by ratings agencies downgrading a record number of corporate debt issues in 2002 and numerous high profile companies filing for bankruptcy. However, the Fund's holdings of certain energy, telecom and travel related credits held back the Fund's total return and prevented the Fund from achieving its objective of outperforming its benchmark (see total return summary which follows).

The Fund ended 2002 with a yield advantage versus its new benchmark, the Lehman Brothers U.S. Universal Bond Index. This yield advantage, combined with what the Fund's investment advisor believes is a good potential for price recovery of certain Fund holdings, enhance the Fund's prospects of adding value over its benchmark in the coming year. A December 31, 2002 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

[CHART]

                              QUALITY DISTRIBUTION

U.S. Treasury                 42%
U.S. Gov't Agency             21%
Aaa                            2%
Aa                             2%
A                              9%
Baa                           20%
Below Baa                      4%

[CHART]

                                SECTOR WEIGHTINGS

U.S. Treasury                 42%
U.S. Gov't Agency             18%
Mortgage/CMOs                  3%
Asset-Backed                   2%
Industrials                   17%
Utility                        5%
Finance/Bank/Broker           11%
Cash                           1%
Municipal                      1%

NET ASSETS:                    $ 54,517,949
SEC 30-DAY YIELD:**
Institutional Class:                   6.23%
Investor Class:                        5.86%
AVERAGE DURATION:                5.41 years
AVERAGE MATURITY:                8.16 years

PORTFOLIO EXPENSE RATIO:
Institutional Class:                   0.30%
Investor Class:                        0.55%*
PORTFOLIO TURNOVER RATIO:              66.8%
TOTAL NUMBER OF HOLDINGS:                74

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2002.

[CHART]

                BAIRD CORE PLUS BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

             BAIRD CORE PLUS BOND                    LEHMAN BROTHERS                   LEHMAN BROTHERS U.S.
             FUND - INSTITUTIONAL CLASS SHARES       GOVERNMENT/CREDIT BOND INDEX      UNIVERSAL BOND INDEX
 9/29/00                          $ 250,000.00                       $ 250,000.00              $ 250,000.00
12/31/00                          $ 264,725.00                       $ 260,925.00              $ 259,250.00
 3/31/01                          $ 273,063.84                       $ 269,269.38              $ 267,442.30
 6/30/01                          $ 273,992.25                       $ 270,077.19              $ 268,939.98
 9/30/01                          $ 286,102.71                       $ 282,940.97              $ 279,643.79
12/31/01                          $ 282,812.53                       $ 283,107.90              $ 280,231.04
 3/31/02                          $ 279,956.12                       $ 281,777.29              $ 281,099.76
 6/30/02                          $ 287,178.99                       $ 292,343.94              $ 289,673.30
 9/30/02                          $ 298,235.38                       $ 309,007.55              $ 301,781.64
12/31/02                          $ 302,634.00                       $ 314,049.00              $ 307,817.00

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

[CHART]

                   BAIRD CORE PLUS BOND FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

              BAIRD CORE PLUS BOND               LEHMAN BROTHERS                   LEHMAN BROTHERS U.S.
              FUND - INVESTOR CLASS SHARES       GOVERNMENT/CREDIT BOND INDEX      UNIVERSAL BOND INDEX
 9/29/00                          $ 10,000                           $ 10,000                  $ 10,000
12/31/00                          $ 10,573                           $ 10,437                  $ 10,370
 3/31/01                          $ 10,909                           $ 10,771                  $ 10,698
 6/30/01                          $ 10,933                           $ 10,803                  $ 10,758
 9/30/01                          $ 11,419                           $ 11,318                  $ 11,186
12/31/01                          $ 11,283                           $ 11,324                  $ 11,209
 3/31/02                          $ 11,158                           $ 11,271                  $ 11,244
 6/30/02                          $ 11,444                           $ 11,694                  $ 11,587
 9/30/02                          $ 11,873                           $ 12,360                  $ 12,071
12/31/02                          $ 12,024                           $ 12,574                  $ 12,313

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

FOR THE PERIOD ENDED DECEMBER 31, 2002                              ONE YEAR        SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------
Baird Core Plus Bond Fund - Institutional Class Shares                   6.90%                 8.80%
Baird Core Plus Bond Fund - Investor Class Shares                        6.58%                 8.52%
Lehman Brothers U.S. Universal Bond Index(2)                             9.84%                 9.71%
Lehman Brothers Government/Credit Bond Index(3)                         11.04%                10.72%
--------------------------------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to December 31, 2002.
(2) Effective December 31, 2002, the Fund changed its benchmark from the Lehman Brothers Government/Credit Bond Index to the Lehman Brothers U.S. Universal Bond Index. This change was made in connection with the Fund's name change from the Baird Core Bond Fund to the Baird Core Plus Bond Fund and corresponding changes in investment strategies. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, as well as non-investment grade debt, Eurobonds, 144A securities and emerging market debt. Because the Lehman Brothers U.S. Universal Bond Index includes a broader range of fixed income securities, the benchmark change should provide a more accurate measure of the Fund's performance following these changes. A direct investment in an index is not possible.
(3) The Lehman Brothers Government/Credit Bond Index is an unmanaged, market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS    December 31, 2002

 PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.7%
ASSET BACKED SECURITIES - 1.7%
$   500,000  Contimortgage Home
             Equity Loan Trust
             Series 1998-2, Class A7,
             6.57%, 03-15-2023                                      $    532,340
    114,129  Green Tree Financial
             Corporation,
             Series 1997-1, Class A5,
             6.86%, 03-15-2028                                           117,925
    271,287  Green Tree Home
             Improvement Loan Trust,
             Series 1998-D, Class HEA6,
             6.15%, 08-15-2029                                           276,643
                                                                    ------------
                                                                         926,908
                                                                    ------------
FINANCIAL - 10.7%
    500,000  Allfirst Financial
             Subordinated Notes,
             7.20%, 07-01-2007                                           556,332
    200,000  Amsouth Bancorp
             Subordinated Debentures,
             6.75%, 11-01-2025                                           219,262
    350,000  Credit Suisse Finance
             Broker USA, Inc. Notes,
             6.13%, 11-15-2011                                           365,186
    350,000  First National Bank
             Omaha Subordinated Notes,
             7.32%, 12-01-2010                                           365,314
    250,000  First Union Capital,
             7.93%, 01-15-2027                                           271,210
    400,000  Ford Motor Company
             Debentures,
             9.22%, 09-15-2021                                           403,282
$   750,000  Health Care Services
             Corporation Notes,
             7.75%, 06-15-2011
             (Aquired 06-20-01;
             Cost $746,648)*                                        $    818,780
    200,000  Household Finance Corp.
             6.40%, 06-17-2008                                           213,268
    600,000  Lehman Brothers, Inc.
             Senior Subordinated
             Debentures,
             11.63%, 05-15-2005                                          715,621
    335,000  National Rural Utilities
             6.00%, 01-15-2004                                           347,628
    300,000  NCNB Corporation
             Subordinated Notes,
             10.20%, 07-15-2015                                          422,495
    400,000  Sanwa Bank Ltd NY
             Subordinated Notes,
             7.40%, 06-15-2011                                           394,234
    588,000  Washington Mutual Cap I,
             8.38%, 06-01-2027                                           649,538
    100,000  Wharf International
             Finance LTD,
             7.63%, 03-13-2007                                           111,810
                                                                    ------------
                                                                       5,853,960
                                                                    ------------
INDUSTRIAL - 16.9%
    538,954  America West Airlines
             Pass Thru Certificates,
             8.54%, 01-02-2006                                           480,100
    300,000  AOL Time Warner,
             Inc. Bonds,
             7.63%, 04-15-2031                                           308,335
    659,837  Atlas Air, Inc. Pass
             Thru Certificates,
             8.71%, 01-02-2019                                           437,914

                     SEE NOTES TO THE FINANCIAL STATEMENTS

 PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -  96.7% (CONT.)
INDUSTRIAL - 16.9% (CONT.)
$   200,000  British Telecom PLC,
             8.88%, 12-15-2030                                      $    254,980
     86,691  Burlington Northern
             Santa Fe Pass Thru
             Certificates,
             7.42%, 03-23-2010                                            97,607
             Continental Airlines,
             Inc. Pass Thru Certificates:
    300,000  7.43%, 09-15-2004                                           166,397
    121,273  7.42%, 04-01-2007                                            67,466
    185,578  6.80%, 07-02-2007                                           113,621
    400,000  Continental Cablevision
             Debentures,
             9.50%, 08-01-2013                                           463,174
    450,000  Corp. Andina De
             Fomento Notes,
             7.38%, 01-18-2011                                           485,229
    500,000  Delta Air Lines Pass
             Thru Certificates,
             7.78%, 11-18-2005                                           377,642
    100,000  Deutsche Telekom
             International Finance,
             8.25%, 06-15-2030                                           115,515
    400,000  Dominion Fiber
             Ventures Secured,
             7.05%, 03-15-2005
             (Acquired 03-07-01;
             Cost $400,000)*                                             390,000
    825,000  Duty Free
             International Inc. Notes,**
             7.00%, 01-15-2004                                           412,500
    300,000  Dynegy Holdings, Inc.
             Senior Notes,
             7.45%, 07-15-2006                                           105,000
             Georgia-Pacific Debentures:
$   200,000  9.88%, 11-01-2021                                      $    180,000
    100,000  9.50%, 05-15-2022                                            88,500
    700,000  Jones Intercable, Inc.
             Senior Notes,
             8.88%, 04-01-2007                                           747,693
    300,000  Northop Grumman
             Corporation Debentures,
             9.38%, 10-15-2024                                           333,826
    536,332  Northwest Airlines, Inc.
             Pass Thru Certificates,
             7.25%, 07-02-2014                                           438,473
    400,000  PEMEX Project Fielding
             Master Trust Company
             Guarantee,
             9.13%, 10-13-2010                                           458,000
    400,000  Sprint Capital Corporation,
             6.00%, 01-15-2007                                           378,000
    325,000  Sunoco, Inc. Debentures,
             9.38%, 06-01-2016                                           362,164
    318,024  Southwest Airlines
             Pass Through Certificates,
             7.67%, 01-02-2014                                           342,502
    500,000  TCI Communications,
             Inc. Debentures,
             7.88%, 08-01-2013                                           548,726
    350,000  Tyco International
             Group SA Notes,
             6.38%, 10-15-2011                                           327,250
    400,000  United Air Lines
             Pass Thru Certificates,@
             6.20%, 09-01-2008                                           311,085
    400,000  Weyerhaeuser Company
             Senior Notes,
             5.95%, 11-01-2008                                           426,998
                                                                    ------------
                                                                       9,218,697
                                                                    ------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

 PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.7% (CONT.)
UTILITIES - 4.7%
$   400,000  American Electric
             Power Notes,
             6.13%, 05-15-2006                                      $    393,919
    300,000  Edison Mission
             Senior Notes,
             9.88%, 04-15-2011                                           141,000
    350,000  Gemstone Investors, Ltd.,
             7.71%, 10-31-2004,
             (Acquired 10-25-01;
             Cost $350,000)*                                             269,035
    300,000  Nisource Finance
             Corporation,
             7.63%, 11-15-2005                                           313,337
    400,000  Oneok, Inc. Senior Notes,
             7.13%, 04-15-2011                                           426,815
    400,000  PPL Energy Supply,
             LLC Senior Notes,
             6.40%, 11-01-2011                                           397,934
    200,000  PSEG Energy Holdings
             8.50%, 06-15-2011                                           163,000
    350,000  PSEG Power Senior Notes:
             7.75%, 04-15-2011                                           371,269
    100,000  Utilicorp United, Inc.
             Senior Notes,
             7.00%, 07-15-2004                                            78,033
                                                                    ------------
                                                                       2,554,342
                                                                    ------------
MORTGAGE-BACKED SECURITIES - 3.0%
$    44,898  Residential Asset
             Securitization Trust:
             Series 1997-A7,
             Class A7, 7.25%,
             09-25-2027                                             $     45,240
             Federal Home Loan
             Mortgage Corporation
             (FHLMC):
    129,444  Series 1053, Class G, 7.00%,
             03-15-2021                                                  133,761
    199,502  Series 1122, Class G, 7.00%,
             08-15-2021                                                  205,629
    800,000  Series 2531, Class N, 4.00%,
             07-15-2027                                                  803,250
             Federal National Mortgage
             Association (FNMA):
     79,344  Series 1989-94, Class G,
             7.50%, 12-25-2019                                            86,215
    102,621  Series 1990-15, Class J,
             7.00%, 02-25-2020                                           110,946
    170,606  Series 1990-76, Class G,
             7.00%, 7-25-2020                                            183,973
     79,571  Series 1991-21, Class J,
             7.00%, 03-25-2021                                            85,565
                                                                    ------------
                                                                       1,654,579
                                                                    ------------
MUNICIPAL BOND - 0.6%
    310,012  Tobacco Settlement
             Financing Corporation,
             Series 2001-A, Class A,
             6.36%, 05-15-2025                                           309,885
                                                                    ------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

 PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.7% (CONT.)
U.S. GOVERNMENT AGENCY ISSUE - 18.0%
$ 6,755,000  Federal Home Loan
             Mortgage Corporation
             (FHLMC),
             6.63%, 09-15-2009                                      $  7,923,885
             Government National
             Mortgage Association
             (GNMA):
    743,749  6.50%, 08-15-2027                                           782,603
  1,036,710  6.00%, 12-20-2028                                         1,079,855
                                                                    ------------
                                                                       9,786,343
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 41.1%
             U.S. Treasury Notes:
  1,750,000  3.25%, 08-15-2007                                         1,793,340
  5,600,000  3.00%, 11-15-2007                                         5,667,373
             U.S. Treasury Bonds:
  3,000,000  6.00%, 08-15-2009                                         3,487,968
  2,150,000  9.88%, 11-15-2015                                         3,319,062
  5,500,000  9.25%, 02-15-2016                                         8,161,483
                                                                    ------------
                                                                      22,429,226
                                                                    ------------
             Total Long-
             Term Securities
             (Cost $52,090,755)                                       52,733,940
                                                                    ------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
INVESTMENT COMPANY - 0.8%
    432,079  Investment Company
             Cash Reserve
             Portfolio-AIM Fund                                     $    432,079
                                                                    ------------

 PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES# - 0.4%
$   203,495  Wisconsin Corporation
             Central Credit Union, 1.09%                                 203,495
      5,226  Wisconsin Electric
             Power Company, 1.04%                                          5,226
                                                                    ------------
                                                                         208,721
                                                                    ------------
             Total Short-
             Term Investments
             (Cost $640,800)                                             640,800
                                                                    ------------
             Total Investments
             (Cost $52,731,555) 97.9%                                 53,374,740
                                                                    ------------
             Other Assets, less
             Liabilities 2.1%                                          1,143,209
                                                                    ------------
             TOTAL NET ASSETS 100.0%                                $ 54,517,949
                                                                    ============

*    Unregistered security
**   Fair valued security
@    Security in default
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2002.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES   DECEMBER 31, 2002

                                                                                      BAIRD
                                                    BAIRD                          INTERMEDIATE       BAIRD
                                                INTERMEDIATE    BAIRD AGGREGATE     MUNICIPAL       CORE PLUS
                                                  BOND FUND        BOND FUND        BOND FUND       BOND FUND
                                                ---------------------------------------------------------------
ASSETS:
   Investments, at value                        $ 145,457,191   $    87,582,000   $  31,504,315   $  53,374,740
      (cost $143,104,433,
      $85,312,791, $30,274,004,
      $52,731,555, respectively)
   Cash                                                15,000                 -               -               -
   Receivable for investments sold                  1,274,173                 -               -               -
   Interest receivable                              2,449,498         1,136,241         600,913         882,074
   Receivable for Fund shares sold                      7,211                 -               -         807,690
                                                -------------   ---------------   -------------   -------------
   Total assets                                   149,203,073        88,718,241      32,105,228      55,064,504
                                                -------------   ---------------   -------------   -------------
LIABILITIES:
   Bank overdraft                                           -             2,093               -               -
   Payable for securities purchased                 1,693,337                 -         170,798         522,720
   Payable for Fund shares issued                     109,761                 -               -          11,871
   Payable to Advisor and Distributor                  36,474            23,491           6,715          11,964
                                                -------------   ---------------   -------------   -------------
   Total liabilities                                1,839,572            25,584         177,513         546,555
                                                -------------   ---------------   -------------   -------------
NET ASSETS                                      $ 147,363,501   $    88,692,657   $  31,927,715   $  54,517,949
                                                =============   ===============   =============   =============
NET ASSETS CONSIST OF:
   Capital stock                                $ 145,039,075   $    86,372,562   $  30,691,975   $  53,868,332
   Accumulated undistributed net
      investment income                                17,870             8,742           3,829           6,238
   Accumulated net realized gain (loss)
      on investments sold                             (46,202)           42,144           1,600             194
   Net unrealized appreciation
      on investments                                2,352,758         2,269,209       1,230,311         643,185
                                                -------------   ---------------   -------------   -------------
NET ASSETS                                      $ 147,363,501   $    88,692,657   $  31,927,715   $  54,517,949
                                                =============   ===============   =============   =============
INSTITUTIONAL CLASS SHARES
   Net Assets                                   $ 146,236,339   $    87,847,176   $  31,221,508   $  54,221,923
   Shares outstanding
      ($0.01 par value, unlimited
      shares authorized)                           13,467,632         8,219,759       2,876,088       5,187,712
   Net asset value, offering and
      redemption price per share                $       10.86   $         10.69   $       10.86   $       10.45
                                                =============   ===============   =============   =============
INVESTOR CLASS SHARES
   Net Assets                                   $   1,127,162   $       845,481   $     706,207   $     296,026
   Shares outstanding
      ($0.01 par value, unlimited
      shares authorized)                              101,267            78,020          64,104          27,786
   Net asset value, offering and
      redemption price per share                $       11.13   $         10.84   $       11.02   $       10.65
                                                =============   ===============   =============   =============

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS    YEAR ENDED DECEMBER 31, 2002

                                                                                      BAIRD
                                                    BAIRD                          INTERMEDIATE       BAIRD
                                                INTERMEDIATE    BAIRD AGGREGATE     MUNICIPAL       CORE PLUS
                                                  BOND FUND        BOND FUND        BOND FUND       BOND FUND
                                                ---------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                              $   6,394,442   $     5,397,592   $     829,646   $   3,632,163
                                                -------------   ---------------   -------------   -------------
   Total investment income                          6,394,442         5,397,592         829,646       3,632,163
                                                -------------   ---------------   -------------   -------------

EXPENSES:
   Investment advisory fee                            290,083           223,038          46,925         143,627
   Administration fee                                  58,017            44,608           9,385          28,725
   Distribution expense - Investor
      Class Shares                                      3,031             1,105           1,756             692
                                                -------------   ---------------   -------------   -------------
   Total expenses                                     351,131           268,751          58,066         173,044
                                                -------------   ---------------   -------------   -------------

NET INVESTMENT INCOME                               6,043,311         5,128,841         771,580       3,459,119
                                                -------------   ---------------   -------------   -------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments             10,437           178,651          12,917         (11,979)
   Change in unrealized appreciation
      (depreciation) on investments                 3,392,135         1,793,364       1,233,006          87,938
                                                -------------   ---------------   -------------   -------------
   Net realized and unrealized
      gain on investments                           3,402,572         1,972,015       1,245,923          75,959
                                                -------------   ---------------   -------------   -------------

NET INCREASE IN NET
   ASSETS RESULTING
   FROM OPERATIONS                              $   9,445,883   $     7,100,856   $   2,017,503   $   3,535,078
                                                =============   ===============   =============   =============

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             BAIRD INTERMEDIATE BOND FUND
                                                                      ------------------------------------------
                                                                          YEAR ENDED               YEAR ENDED
                                                                       DECEMBER 31, 2002       DECEMBER 31, 2001
                                                                      ------------------------------------------
OPERATIONS:
   Net investment income                                                 $   6,043,311           $   3,253,835
   Net realized gain on investments                                             10,437                 431,039
   Change in unrealized appreciation (depreciation) on investments           3,392,135              (1,267,816)
                                                                         -------------           -------------
   Net increase in net assets resulting from operations                      9,445,883               2,417,058
                                                                         -------------           -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                72,757,418              89,485,809
   Shares issued to holders in reinvestment of dividends                     5,419,971               3,388,990
   Cost of shares redeemed                                                 (24,889,295)            (10,999,493)
                                                                         -------------           -------------
   Net increase in net assets resulting from
      capital share transactions                                            53,288,094              81,875,306
                                                                         -------------           -------------

DISTRIBUTIONS TO
   INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                               (6,039,040)             (3,260,698)
   From realized gains                                                        (158,637)               (242,162)
                                                                         -------------           -------------
                                                                            (6,197,677)             (3,502,860)
                                                                         -------------           -------------
DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                  (42,898)                (35,347)
   From realized gains                                                          (1,196)                 (3,186)
                                                                         -------------           -------------
                                                                               (44,094)                (38,533)
                                                                         -------------           -------------
TOTAL INCREASE IN NET ASSETS                                                56,492,206              80,750,971

NET ASSETS:
   Beginning of period                                                      90,871,295              10,120,324
                                                                         -------------           -------------
   End of period (including undistributed net investment income
      of $17,870 and $0, respectively)                                   $ 147,363,501           $  90,871,295
                                                                         =============           =============

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                              BAIRD AGGREGATE BOND FUND
                                                                      ------------------------------------------
                                                                          YEAR ENDED              YEAR ENDED
                                                                       DECEMBER 31, 2002       DECEMBER 31, 2001
                                                                      ------------------------------------------
OPERATIONS:
   Net investment income                                              $        5,128,841       $       3,170,802
   Net realized gain on investments                                              178,651                 930,531
   Change in unrealized appreciation (depreciation) on investments             1,793,364                (390,115)
                                                                      ------------------       -----------------
   Net increase in net assets resulting from operations                        7,100,856               3,711,218
                                                                      ------------------       -----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                  19,283,461              52,116,472
   Shares issued to holders in reinvestment of dividends                       4,474,044               2,876,948
   Cost of shares redeemed                                                   (20,113,617)             (7,263,671)
                                                                      ------------------       -----------------
   Net increase in net assets resulting from
      capital share transactions                                               3,643,888              47,729,749
                                                                      ------------------       -----------------

DISTRIBUTIONS TO
   INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                 (5,196,705)             (3,170,434)
   From realized gains                                                          (389,330)               (694,279)
                                                                      ------------------       -----------------
                                                                              (5,586,035)             (3,864,713)
                                                                      ------------------       -----------------
DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                    (21,628)                 (3,983)
   From realized gains                                                            (3,698)                 (1,410)
                                                                      ------------------       -----------------
                                                                                 (25,326)                 (5,393)
                                                                      ------------------       -----------------
TOTAL INCREASE IN NET ASSETS                                                   5,133,383              47,570,861

NET ASSETS:
   Beginning of period                                                        83,559,274              35,988,413
                                                                      ------------------       -----------------
   End of period (including undistributed net investment income
      of $8,742 and $0, respectively)                                 $       88,692,657       $      83,559,274
                                                                      ==================       =================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                         BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                                         --------------------------------------
                                                                                              MARCH 30, 2001(1)
                                                                            YEAR ENDED              THROUGH
                                                                         DECEMBER 31, 2002    DECEMBER 31, 2001
                                                                         --------------------------------------
OPERATIONS:
   Net investment income                                                 $         771,580    $         341,310
   Net realized gain on investments                                                 12,917                5,350
   Change in unrealized appreciation (depreciation) on investments               1,233,006               (2,695)
                                                                         -----------------    -----------------
   Net increase in net assets resulting from operations                          2,017,503              343,965
                                                                         -----------------    -----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    19,006,017           14,839,680
   Shares issued to holders in reinvestment of dividends                           614,857              210,704
   Cost of shares redeemed                                                      (3,954,182)             (25,101)
                                                                         -----------------    -----------------
   Net increase in net assets resulting from
      capital share transactions                                                15,666,692           15,025,283
                                                                         -----------------    -----------------

DISTRIBUTIONS TO
   INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                     (798,038)            (280,214)
   From realized gains                                                             (11,070)              (7,594)
                                                                         -----------------    -----------------
                                                                                  (809,108)            (287,808)
                                                                         -----------------    -----------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      (19,906)              (8,332)
   From realized gains                                                                (247)                (327)
                                                                         -----------------    -----------------
                                                                                   (20,153)              (8,659)
                                                                         -----------------    -----------------
TOTAL INCREASE IN NET ASSETS                                                    16,854,934           15,072,781

NET ASSETS:
   Beginning of period                                                          15,072,781                    -
                                                                         -----------------    -----------------
   End of period (including undistributed net investment income
      of $3,829 and $50,193, respectively)                               $      31,927,715    $      15,072,781
                                                                         =================    =================

(1)  Commencement of operations.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                              BAIRD CORE PLUS BOND FUND
                                                                      -----------------------------------------
                                                                          YEAR ENDED             YEAR ENDED
                                                                       DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                      -----------------------------------------
OPERATIONS:
   Net investment income                                              $        3,459,119      $       4,024,897
   Net realized gain (loss) on investments                                       (11,979)               583,853
   Change in unrealized appreciation (depreciation) on investments                87,938               (536,429)
                                                                      ------------------      -----------------
   Net increase in net assets resulting from operations                        3,535,078              4,072,321
                                                                      ------------------      -----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                  14,614,327             43,912,285
   Shares issued to holders in reinvestment of dividends                       2,585,078              3,372,415
   Cost of shares redeemed                                                   (32,033,440)           (17,513,800)
                                                                      ------------------      -----------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                             (14,834,035)            29,770,900
                                                                      ------------------      -----------------

DISTRIBUTIONS TO
   INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                 (3,428,087)            (4,037,520)
   From realized gains                                                          (181,952)              (452,834)
                                                                      ------------------      -----------------
                                                                              (3,610,039)            (4,490,354)
                                                                      ------------------      -----------------
DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                    (12,350)                (7,113)
   From realized gains                                                            (1,058)                (1,677)
                                                                      ------------------      -----------------
                                                                                 (13,408)                (8,790)
                                                                      ------------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (14,922,404)            29,344,077

NET ASSETS:
   Beginning of period                                                        69,440,353             40,096,276
                                                                      ------------------      -----------------
   End of period (including undistributed net investment income
      of $6,238 and $0, respectively)                                 $       54,517,949      $      69,440,353
                                                                      ==================      =================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                         BAIRD INTERMEDIATE BOND FUND
                                           -------------------------------------------------------------------------------------
                                                                                                      INSTITUTIONAL CLASS SHARES
                                           INSTITUTIONAL CLASS SHARES    INSTITUTIONAL CLASS SHARES      SEPTEMBER 29, 2000(1)
                                                   YEAR ENDED                    YEAR ENDED                     THROUGH
                                                DECEMBER 31, 2002             DECEMBER 31, 2001           DECEMBER 31, 2000
                                           -------------------------------------------------------------------------------------
Per Share Data:
   Net asset value, beginning of period    $                    10.60    $                    10.55    $                   10.00
                                           --------------------------    --------------------------    -------------------------
Income from investment operations:
   Net investment income                                         0.56                          0.62(6)                      0.13
   Net realized and unrealized gains on
    investments                                                  0.27                          0.08(7)                      0.53
                                           --------------------------    --------------------------    -------------------------
   Total from investment operations                              0.83                          0.70                         0.66
                                           --------------------------    --------------------------    -------------------------

Less distributions:
   Dividends from net investment income                         (0.56)                        (0.62)                       (0.11)
   Distributions from net realized gains                        (0.01)                        (0.03)                       (0.00)(5)
                                           --------------------------    --------------------------    -------------------------
   Total distributions                                          (0.57)                        (0.65)                       (0.11)
                                           --------------------------    --------------------------    -------------------------
Net asset value, end of period             $                    10.86    $                    10.60    $                   10.55
                                           ==========================    ==========================    =========================
Total return                                                     8.02%                         6.68%                        6.63%(2)

Supplemental data and ratios:
   Net assets, end of period               $              146,236,339    $               89,682,104    $               9,769,062
   Ratio of expenses to average net assets                       0.30%                         0.30%                        0.30%(3)
   Ratio of net investment income to
    average net assets                                           5.20%                         5.71%                        6.73%(3)
   Portfolio turnover rate(4)                                    41.1%                         79.5%                       102.5%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.
(6)  Calculated using average shares outstanding during the period.
(7) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                             BAIRD INTERMEDIATE BOND FUND
                                                        -----------------------------------------------------------------------
                                                                                                          INVESTOR CLASS SHARES
                                                        INVESTOR CLASS SHARES    INVESTOR CLASS SHARES    SEPTEMBER 29, 2000(1)
                                                               YEAR ENDED               YEAR ENDED               THROUGH
                                                           DECEMBER 31, 2002        DECEMBER 31, 2001        DECEMBER 31, 2000
                                                        -----------------------------------------------------------------------
Per Share Data:
   Net asset value, beginning of period                 $               10.71    $               10.56    $               10.00
                                                        ---------------------    ---------------------    ---------------------
Income from investment operations:
   Net investment income                                                 0.54(6)                  0.59(6)                  0.13
   Net realized and unrealized gains on investments                      0.27                     0.08(7)                  0.53
                                                        ---------------------    ---------------------    ---------------------
   Total from investment operations                                      0.81                     0.67                     0.66
                                                        ---------------------    ---------------------    ---------------------
Less distributions:
   Dividends from net investment income                                 (0.38)                   (0.49)                   (0.10)
   Distributions from net realized gains                                (0.01)                   (0.03)                   (0.00)(5)
                                                        ---------------------    ---------------------    ---------------------
   Total distributions                                                  (0.39)                   (0.52)                   (0.10)
                                                        ---------------------    ---------------------    ---------------------
Net asset value, end of period                          $               11.13    $               10.71    $               10.56
                                                        =====================    =====================    =====================
Total return                                                             7.74%                    6.43%                    6.68%(2)

Supplemental data and ratios:
   Net assets, end of period                            $           1,127,162    $           1,189,191    $             351,262
   Ratio of expenses to average net assets                               0.55%                    0.55%                    0.55%(3)
   Ratio of net investment income to average net assets                  4.95%                    5.46%                    6.48%(3)
   Portfolio turnover rate(4)                                            41.1%                    79.5%                   102.5%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.
(6)  Calculated using average shares outstanding during the period.
(7) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                          BAIRD AGGREGATE BOND FUND
                                               ---------------------------------------------------------------------------------
                                                                                                      INSTITUTIONAL CLASS SHARES
                                               INSTITUTIONAL CLASS SHARES  INSTITUTIONAL CLASS SHARES    SEPTEMBER 29, 2000(1)
                                                      YEAR ENDED                  YEAR ENDED                  THROUGH
                                                   DECEMBER 31, 2002           DECEMBER 31, 2001          DECEMBER 31, 2000
                                               ---------------------------------------------------------------------------------
Per Share Data:
   Net asset value, beginning of period        $                   10.51   $                   10.42   $                   10.00
                                               -------------------------   -------------------------   -------------------------
Income from investment operations:
   Net investment income                                            0.62                        0.68                        0.16
   Net realized and unrealized gains on
     investments                                                    0.23                        0.17                        0.42
                                               -------------------------   -------------------------   -------------------------
   Total from investment operations                                 0.85                        0.85                        0.58
                                               -------------------------   -------------------------   -------------------------
Less distributions:
   Dividends from net investment income                            (0.62)                      (0.67)                      (0.16)
   Distributions from net realized gains                           (0.05)                      (0.09)                      (0.00)(5)
                                               -------------------------   -------------------------   -------------------------
   Total distributions                                             (0.67)                      (0.76)                      (0.16)
                                               -------------------------   -------------------------   -------------------------
Net asset value, end of period                 $                   10.69   $                   10.51   $                   10.42
                                               =========================   =========================   =========================
Total return                                                        8.30%                       8.33%                       5.78%(2)

Supplemental data and ratios:
   Net assets, end of period                   $              87,847,176   $              83,392,652   $              35,975,190
   Ratio of expenses to average net assets                          0.30%                       0.30%                       0.30%(3)
   Ratio of net investment income to average
     net assets                                                     5.75%                       6.33%                       6.85%(3)
   Portfolio turnover rate(4)                                       51.2%                       79.2%                       14.7%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                             BAIRD AGGREGATE BOND FUND
                                                      -----------------------------------------------------------------------
                                                                                                        INVESTOR CLASS SHARES
                                                      INVESTOR CLASS SHARES    INVESTOR CLASS SHARES    SEPTEMBER 29, 2000(1)
                                                            YEAR ENDED               YEAR ENDED                 THROUGH
                                                        DECEMBER 31, 2002        DECEMBER 31, 2001        DECEMBER 31, 2000
                                                      -----------------------------------------------------------------------
Per Share Data:
   Net asset value, beginning of period               $               10.57    $               10.43    $               10.00
                                                      ---------------------    ---------------------    ---------------------
Income from investment operations:
   Net investment income                                               0.60(6)                  0.65(6)                  0.15
   Net realized and unrealized gains on
     investments                                                       0.23                     0.17                     0.42
                                                      ---------------------    ---------------------    ---------------------
   Total from investment operations                                    0.83                     0.82                     0.57
                                                      ---------------------    ---------------------    ---------------------
Less distributions:
   Dividends from net investment income                               (0.51)                   (0.59)                   (0.14)
   Distributions from net realized gains                              (0.05)                   (0.09)                   (0.00)(5)
                                                      ---------------------    ---------------------    ---------------------
   Total distributions                                                (0.56)                   (0.68)                   (0.14)
                                                      ---------------------    ---------------------    ---------------------
Net asset value, end of period                        $               10.84    $               10.57    $               10.43
                                                      =====================    =====================    =====================
Total return                                                           8.08%                    7.98%                    5.77%(2)

Supplemental data and ratios:
   Net assets, end of period                          $             845,481    $             166,622    $              13,223
   Ratio of expenses to average net assets                             0.55%                    0.55%                    0.55%(3)
   Ratio of net investment income to average
     net assets                                                        5.50%                    6.08%                    6.60%(3)
   Portfolio turnover rate(4)                                          51.2%                    79.2%                    14.7%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.
(6)  Calculated using average shares outstanding during the period.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                   BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                             -----------------------------------------------------
                                                 INSTITUTIONAL          INSTITUTIONAL CLASS SHARES
                                                  CLASS SHARES               MARCH 30, 2001(1)
                                                   YEAR ENDED                   THROUGH
                                                DECEMBER 31, 2002           DECEMBER 31, 2001
                                             ----------------------     --------------------------
Per Share Data:
   Net asset value, beginning of period      $                10.25       $                10.00
                                             ----------------------       ----------------------
Income from investment operations:
   Net investment income                                       0.43(5)                      0.34(5)
   Net realized and unrealized gains
      on investments                                           0.64                         0.17(6)
                                             ----------------------       ----------------------
   Total from investment operations                            1.07                         0.51
                                             ----------------------       ----------------------
Less distributions:
   Dividends from net investment income                       (0.46)                       (0.25)
   Distributions from net realized gains                      (0.00)(7)                    (0.01)
                                             ----------------------       ----------------------
   Total distributions                                        (0.46)                       (0.26)
                                             ----------------------       ----------------------
Net asset value, end of period               $                10.86       $                10.25
                                             ======================       ======================
Total return                                                  10.72%                        5.02%(2)

Supplemental data and ratios:
   Net assets, end of period                 $           31,221,508       $           14,448,572
   Ratio of expenses to average net assets                     0.30%                        0.30%(3)
   Ratio of net investment income to
      average net assets                                       4.11%                        4.32%(3)
   Portfolio turnover rate(4)                                  32.6%                        14.8%

                                                   BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                             ---------------------------------------------------
                                                                          INVESTOR CLASS SHARES
                                             INVESTOR CLASS SHARES          MARCH 30, 2001(1)
                                                   YEAR ENDED                     THROUGH
                                               DECEMBER 31, 2002            DECEMBER 31, 2001
                                             ----------------------       ----------------------
Per Share Data:
   Net asset value, beginning of period      $                10.27       $                10.00
                                             ----------------------       ----------------------
Income from investment operations:
   Net investment income                                       0.41(5)                      0.31(5)
   Net realized and unrealized gains
      on investments                                           0.64                         0.17(6)
                                             ----------------------       ----------------------
   Total from investment operations                            1.05                         0.48
                                             ----------------------       ----------------------
Less distributions:
   Dividends from net investment income                       (0.30)                       (0.20)
   Distributions from net realized gains                      (0.00)(7)                    (0.01)
                                             ----------------------       ----------------------
   Total distributions                                        (0.30)                       (0.21)
                                             ----------------------       ----------------------
Net asset value, end of period               $                11.02       $                10.27
                                             ======================       ======================
Total return                                                  10.46%                        4.74%(2)

Supplemental data and ratios:
   Net assets, end of period                 $              706,207       $              624,209
   Ratio of expenses to average net assets                     0.55%                        0.55%(3)
   Ratio of net investment income to
      average net assets                                       3.86%                        4.07%(3)
   Portfolio turnover rate(4)                                  32.6%                        14.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Calculated using average shares outstanding during the period.
(6) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)  Amount is less than $0.01.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                            BAIRD CORE PLUS BOND FUND
                                               ----------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL CLASS SHARES
                                               INSTITUTIONAL CLASS SHARES   INSTITUTIONAL CLASS SHARES   SEPTEMBER 29, 2000(1)
                                                       YEAR ENDED                   YEAR ENDED                   THROUGH
                                                    DECEMBER 31, 2002           DECEMBER 31, 2001           DECEMBER 31, 2000
                                               ----------------------------------------------------------------------------------
Per Share Data:
   Net asset value, beginning of period          $                10.42       $                10.45     $                10.00
                                                 ----------------------       ----------------------     ----------------------
Income from investment operations:
   Net investment income                                           0.62                         0.65                       0.14
   Net realized and unrealized gains on
     investments                                                   0.07                         0.05                       0.45
                                                 ----------------------       ----------------------     ----------------------
   Total from investment operations                                0.69                         0.70                       0.59
                                                 ----------------------       ----------------------     ----------------------
Less distributions:
   Dividends from net investment income                           (0.62)                       (0.66)                     (0.14)
   Distributions from net realized gains                          (0.04)                       (0.07)                     (0.00)(5)
                                                 ----------------------       ----------------------     ----------------------
   Total distributions                                            (0.66)                       (0.73)                     (0.14)
                                                 ----------------------       ----------------------     ----------------------
Net asset value, end of period                   $                10.45       $                10.42     $                10.45
                                                 ======================       ======================     ======================
Total return                                                       6.90%                        6.84%                      5.89%(2)

Supplemental data and ratios:
   Net assets, end of period                     $           54,221,923       $           69,182,002     $           40,083,054
   Ratio of expenses to average net assets                         0.30%                        0.30%                      0.30%(3)
   Ratio of net investment income to average
     net assets                                                    6.03%                        6.25%                      6.68%(3)
   Portfolio turnover rate(4)                                      66.8%                        47.0%                      11.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                         BAIRD CORE PLUS BOND FUND
                                               -----------------------------------------------------------------------------
                                                                                                       INVESTOR CLASS SHARES
                                               INVESTOR CLASS SHARES       INVESTOR CLASS SHARES       SEPTEMBER 29, 2000(1)
                                                    YEAR ENDED                  YEAR ENDED                   THROUGH
                                                 DECEMBER 31, 2002           DECEMBER 31, 2001           DECEMBER 31, 2000
                                               -----------------------------------------------------------------------------
Per Share Data:
   Net asset value, beginning of period        $               10.49       $               10.45       $               10.00
                                               ---------------------       ---------------------       ---------------------
Income from investment operations:
   Net investment income                                        0.60(6)                     0.64(6)                     0.12
   Net realized and unrealized gains on
     investments                                                0.07                        0.05                        0.45
                                               ---------------------       ---------------------       ---------------------
   Total from investment operations                             0.67                        0.69                        0.57
                                               ---------------------       ---------------------       ---------------------
Less distributions:
   Dividends from net investment income                        (0.47)                      (0.58)                      (0.12)
   Distributions from net realized gains                       (0.04)                      (0.07)                      (0.00)(5)
                                               ---------------------       ---------------------       ---------------------
   Total distributions                                         (0.51)                      (0.65)                      (0.12)
                                               ---------------------       ---------------------       ---------------------
Net asset value, end of period                 $               10.65       $               10.49       $               10.45
                                               =====================       =====================       =====================
Total return                                                    6.58%                       6.70%                       5.73%(2)

Supplemental data and ratios:
   Net assets, end of period                   $             296,026       $             258,351       $              13,222
   Ratio of expenses to average net assets                      0.55%                       0.55%                       0.55%(3)
   Ratio of net investment income to average
     net assets                                                 5.78%                       6.00%                       6.43%(3)
   Portfolio turnover rate(4)                                   66.8%                       47.0%                       11.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.
(6)  Calculated using average shares outstanding during the period.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS    DECEMBER 31, 2002

1. ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund (each a "Fund" and collectively the "Funds"), four of the seven portfolios comprising the Corporation and each a diversified fund. One additional series, the Baird Short-Term Bond Fund, is not presently being offered to investors.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000. The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee of 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is a widely recognized unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

Prior to December 30, 2002, the investment objective of the Baird Core Plus Bond Fund was to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more. At a meeting held on December 30, 2002, the shareholders of the Baird Core Plus Bond Fund approved a change in the Fund's investment objective so that instead of seeking to outperform the Government/Credit Bond Index, the Fund will seek to outperform the Lehman Brothers U.S. Universal Bond Index (the "Universal Bond Index") before Fund expenses. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, as well as non-investment grade debt, Eurobonds, 144A securities and emerging market debt. In conjunction with the change in investment objective, the name of the Fund was changed from the Baird Core Bond Fund to the Baird Core Plus Bond Fund. The shares of the Fund at the meeting held on December 30, 2002 were voted as follows: 3,679,855.100 for the change, 50,222.240 against the change and 1,028,086.331 abstained (unaudited).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) INVESTMENT VALUATION - Debt securities are valued at the latest bid price. Common stocks that are listed on a securities exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) UNREGISTERED SECURITIES - Three of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The value of such securities for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund was $2,947,658 (2.00% of net assets), $1,540,454 (1.74% of net assets)
   and $1,477,815 (2.71% of net assets), respectively, at December 31, 2002.

c) FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

d) FEDERAL INCOME TAXES - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

f) USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Subscriptions in-kind are included in proceeds from shares sold.

3. CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD INTERMEDIATE BOND FUND

                                           YEAR ENDED
                                        DECEMBER 31, 2002
                                 ----------------------------------
INSTITUTIONAL CLASS SHARES              $               SHARES
                                 ---------------    ---------------
Shares sold                      $    72,426,596          6,772,682
Shares issued through
reinvestment of dividends              5,385,313            504,042
Shares redeemed                      (24,413,576)        (2,272,314)
                                 ---------------    ---------------
Net Increase                     $    53,398,333          5,004,410
                                 ===============
Shares Outstanding:
   Beginning of period                                    8,463,222
                                                    ---------------
   End of period                                         13,467,632
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2002
                                 ----------------------------------
INVESTOR CLASS SHARES                   $               SHARES
                                 ---------------    ---------------
Shares sold                      $       330,822             30,694
Shares issued through
reinvestment of dividends                 34,658              3,209
Shares redeemed                         (475,719)           (43,697)
                                 ---------------    ---------------
Net Increase                     $      (110,239)            (9,794)
                                 ===============
Shares Outstanding:
   Beginning of period                                      111,061
                                                    ---------------
   End of period                                            101,267
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2001
                                 ----------------------------------
INSTITUTIONAL CLASS SHARES              $               SHARES
                                 ---------------    ---------------
Shares sold                      $    88,634,748          8,234,975
Shares issued through
reinvestment of dividends              3,351,796            312,873
Shares redeemed                      (10,952,182)        (1,010,499)
                                 ---------------    ---------------
Net Increase                     $    81,034,362          7,537,349
                                 ===============
Shares Outstanding:
   Beginning of period                                      925,873
                                                    ---------------
   End of period                                          8,463,222
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2001
                                 ----------------------------------
INVESTOR CLASS SHARES                   $               SHARES
                                 ---------------    ---------------
Shares sold                      $       851,061             78,714
Shares issued through
reinvestment of dividends                 37,194              3,459
Shares redeemed                          (47,311)            (4,371)
                                 ---------------    ---------------
Net Increase                     $       840,944             77,802
                                 ===============
Shares Outstanding:
   Beginning of period                                       33,259
                                                    ---------------
   End of period                                            111,061
                                                    ===============

BAIRD AGGREGATE BOND FUND

                                           YEAR ENDED
                                        DECEMBER 31, 2002
                                 ----------------------------------
INSTITUTIONAL CLASS SHARES              $               SHARES
                                 ---------------    ---------------
Shares sold                      $    18,588,606          1,756,712
Shares issued through
reinvestment of dividends              4,456,325            422,385
Shares redeemed                      (20,067,579)        (1,894,427)
                                 ---------------    ---------------
Net Increase                     $     2,977,352            284,670
                                 ===============
Shares Outstanding:
   Beginning of period                                    7,935,089
                                                    ---------------
   End of period                                          8,219,759
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2002
                                 ----------------------------------
INVESTOR CLASS SHARES                   $               SHARES
                                 ---------------    ---------------
Shares sold                      $       694,855             64,941
Shares issued through
reinvestment of dividends                 17,719              1,650
Shares redeemed                          (46,038)            (4,333)
                                 ---------------    ---------------
Net Increase                     $       666,536             62,258
                                 ===============
Shares Outstanding:
   Beginning of period                                       15,762
                                                    ---------------
   End of period                                             78,020
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2001
                                 ----------------------------------
INSTITUTIONAL CLASS SHARES              $               SHARES
                                 ---------------    ---------------
Shares sold                      $    51,948,772          4,892,792
Shares issued through
reinvestment of dividends              2,876,007            272,668
Shares redeemed                       (7,263,571)          (683,567)
                                 ---------------    ---------------
Net Increase                     $    47,561,208          4,481,893
                                 ===============
Shares Outstanding:
   Beginning of period                                    3,453,196
                                                    ---------------
   End of period                                          7,935,089
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2001
                                 ----------------------------------
INVESTOR CLASS SHARES                   $               SHARES
                                 ---------------    ---------------
Shares sold                      $       167,700             14,414
Shares issued through
reinvestment of dividends                    941                 89
Shares redeemed                             (100)                (9)
                                 ---------------    ---------------
Net Increase                     $       168,541             14,494
                                 ===============
Shares Outstanding:
   Beginning of period                                        1,268
                                                    ---------------
   End of period                                             15,762
                                                    ===============

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

                                           YEAR ENDED
                                        DECEMBER 31, 2002
                                 ----------------------------------
INSTITUTIONAL CLASS SHARES              $               SHARES
                                 ---------------    ---------------
Shares sold                      $    18,541,000          1,741,855
Shares issued through
reinvestment of dividends                595,558             56,402
Shares redeemed                       (3,504,170)          (331,901)
                                 ---------------    ---------------
Net Increase                     $    15,632,388          1,466,356
                                 ===============
Shares Outstanding:
   Beginning of period                                    1,409,732
                                                    ---------------
   End of period                                          2,876,088
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2002
                                 ----------------------------------
INVESTOR CLASS SHARES                   $               SHARES
                                 ---------------    ---------------
Shares sold                      $       465,017             43,033
Shares issued through
reinvestment of dividends                 19,299              1,829
Shares redeemed                         (450,012)           (41,514)
                                 ---------------    ---------------
Net Increase                     $        34,304              3,348
                                 ===============
Shares Outstanding:
   Beginning of period                                       60,756
                                                    ---------------
   End of period                                             64,104
                                                    ===============

                                          PERIOD ENDED
                                        DECEMBER 31, 2001
                                 ----------------------------------
INSTITUTIONAL CLASS SHARES              $               SHARES
                                 ---------------    ---------------
Shares sold                      $    14,220,382          1,392,674
Shares issued through
reinvestment of dividends                202,045             19,497
Shares redeemed                          (25,101)            (2,439)
                                 ---------------    ---------------
Net Increase                     $    14,397,326          1,409,732
                                 ===============
Shares Outstanding:
   Beginning of period                                            -
                                                    ---------------
   End of period                                          1,409,732
                                                    ===============

                                          PERIOD ENDED
                                        DECEMBER 31, 2001
                                 ----------------------------------
INVESTOR CLASS SHARES                   $               SHARES
                                 ---------------    ---------------
Shares sold                      $       619,298             59,922
Shares issued through
reinvestment of dividends                  8,659                834
Shares redeemed                                -                  -
                                 ---------------    ---------------
Net Increase                     $       627,957             60,756
                                 ===============
Shares Outstanding:
   Beginning of period                                            -
                                                    ---------------
   End of period                                             60,756
                                                    ===============

BAIRD CORE PLUS BOND FUND

                                           YEAR ENDED
                                        DECEMBER 31, 2002
                                 ----------------------------------
INSTITUTIONAL CLASS SHARES              $               SHARES
                                 ---------------    ---------------
Shares sold                      $    14,591,327          1,402,586
Shares issued through
reinvestment of dividends              2,575,585            250,196
Shares redeemed                      (32,033,440)        (3,102,403)
                                 ---------------    ---------------
Net Decrease                     $   (14,866,528)        (1,449,621)
Shares Outstanding:
   Beginning of period                                    6,637,333
                                                    ---------------
   End of period                                          5,187,712
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2002
                                 ----------------------------------
INVESTOR CLASS SHARES                   $               SHARES
                                 ---------------    ---------------
Shares sold                      $        23,000              2,237
Shares issued through
reinvestment of dividends                  9,493                912
Shares redeemed                                -                  -
                                 ---------------    ---------------
Net Increase                     $        32,493              3,149
                                 ===============
Shares Outstanding:
   Beginning of period                                       24,637
                                                    ---------------
   End of period                                             27,786
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2001
                                 ----------------------------------
INSTITUTIONAL CLASS SHARES              $               SHARES
                                 ---------------    ---------------
Shares sold                      $    43,669,633          4,120,416
Shares issued through
reinvestment of dividends              3,363,794            318,683
Shares redeemed                      (17,513,800)        (1,638,469)
                                 ---------------    ---------------
Net Increase                     $    29,519,627          2,800,630
                                 ===============
Shares Outstanding:
   Beginning of period                                    3,836,703
                                                    ---------------
   End of period                                          6,637,333
                                                    ===============

                                           YEAR ENDED
                                        DECEMBER 31, 2001
                                 ----------------------------------
INVESTOR CLASS SHARES                   $               SHARES
                                 ---------------    ---------------
Shares sold                      $       242,652             22,556
Shares issued through
reinvestment of dividends                  8,621                816
Shares redeemed                                -                  -
                                 ---------------    ---------------
Net Increase                     $       251,273             23,372
                                 ===============
Shares Outstanding:
   Beginning of period                                        1,265
                                                    ---------------
   End of period                                             24,637
                                                    ===============

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

                             BAIRD INTERMEDIATE     BAIRD AGGREGATE      BAIRD INTERMEDIATE    BAIRD CORE PLUS
                                  BOND FUND            BOND FUND         MUNICIPAL BOND FUND      BOND FUND
                             ------------------     ---------------      -------------------   ---------------
Purchases:
   U.S. Government              $ 67,839,266         $ 27,291,609            $          -        $ 27,749,664
   Other                        $ 30,661,409         $ 19,782,337            $ 21,613,183        $  8,825,744
Sales:
   U.S. Government              $ 29,213,075         $ 26,701,540            $          -        $ 18,538,961
   Other                        $ 16,902,651         $ 17,109,902            $  6,055,916        $ 31,859,697

At December 31, 2002, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                         COST FOR
                          FEDERAL       TAX BASIS      TAX BASIS      TAX BASIS NET                  DISTRIBUTABLE
                          INCOME          GROSS          GROSS         UNREALIZED     DISTRIBUTABLE    LONG-TERM
                           TAX         UNREALIZED      UNREALIZED     APPRECIATION      ORDINARY        CAPITAL
                         PURPOSES     APPRECIATION    DEPRECIATION   (DEPRECIATION)      INCOME          GAINS
                         --------     ------------    ------------   --------------   -------------  -------------
Baird Intermediate
Bond Fund              $ 143,104,433   $ 5,911,215     $ 3,558,457     $ 2,352,758      $ 123,168       $      -
Baird Aggregate
Bond Fund              $  85,313,695   $ 4,378,502     $ 2,110,197     $ 2,268,305      $   8,742       $ 43,048
Baird Intermediate
Municipal Bond
Fund                   $  30,274,004   $ 1,230,311     $         -     $ 1,230,311      $   3,829       $  1,600
Baird Core Plus
Bond Fund              $  52,731,555   $ 2,519,213     $ 1,876,028     $   643,185      $   6,238       $    194

Differences between the Funds' cost basis of investments at December 31, 2002, if any, for book and tax purposes relates primarily to deferral of losses related to wash sales. Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the years ended December 31, 2002 and 2001 were:

                                               2002                                      2001
                                ------------------------------------      -----------------------------------
                                   ORDINARY            LONG-TERM             ORDINARY            LONG-TERM
                                    INCOME           CAPITAL GAINS            INCOME           CAPITAL GAINS
                                 DISTRIBUTIONS       DISTRIBUTIONS         DISTRIBUTIONS       DISTRIBUTIONS
                                 -------------       -------------         -------------       -------------
Baird Intermediate Bond Fund      $ 6,198,787           $  42,984           $ 3,541,393           $      -
Baird Aggregate Bond Fund         $ 5,358,471           $ 252,890           $ 3,827,858           $ 42,248
Baird Intermediate Municipal
Bond Fund                         $   821,243           $   8,018           $   296,467           $      -
Baird Core Plus Bond Fund         $ 3,445,426           $ 178,021           $ 4,454,350           $ 44,794

For the year ended December 31, 2002, the Baird Intermediate Municipal Bond Fund designates 98.56% of its ordinary income distributions as exempt interest dividends (unaudited).

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2002, the Baird Intermediate Bond Fund elected to defer capital losses occurring between November 1, 2002 and December 31, 2002 in the amount of $151,500.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees and fees under the 12b-1 plan. Pursuant to the Administration Agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund as applied to the respective Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

6. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund incurred $3,031, $1,105, $1,756 and $692, respectively, in fees pursuant to the Plan for the year ended December 31, 2002.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Baird Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund (formerly Baird Core Bond Fund) (four of the portfolios constituting Baird Funds, Inc., hereafter referred to as the "Funds") at December 31, 2002, and the results of their operations, the changes in each of their net assets, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 14, 2003

BAIRD FUNDS, INC.

DIRECTORS

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS     OTHER
                                              TERM OF OFFICE     PRINCIPAL                         IN COMPLEX     DIRECTORSHIPS
                             POSITION(S)      AND LENGTH OF      OCCUPATION(S)                     OVERSEEN       HELD
 NAME, ADDRESS, AND AGE      HELD WITH FUND   TIME SERVED        DURING PAST 5 YEARS               BY DIRECTOR    BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
 G. Frederick Kasten, Jr.    Director         Served as          Chairman, the Advisor since
 777 East Wisconsin Avenue   And              Director since     January 2000; Chairman & CEO,          6         None
 Milwaukee, WI 53202         Chairman         September, 2000    the Advisor (January
 Age: 64                                      to present         1998-January 2000); President,
                                                                 Chairman and CEO, the Advisor
                                                                 (June 1983-January 1998)

 John W. Feldt               Director         Served as          Senior Vice President-Finance,         6         Director of
 University of Wisconsin                      Director since     University of Wisconsin                          Thompson
 Foundation                                   September, 2000    Foundation since 1985; Vice                      Plumb Funds.
 1848 University Avenue                       to present         President-Finance, University of
 Madison, WI 53705                                               Wisconsin Foundation
 Age: 60                                                         (1980-1985); Associate Director,
                                                                 University of Wisconsin
                                                                 Foundation (1967-1980)

 George C. Kaiser            Director         Served as          CEO, George Kaiser & Co., a            6         None
 759 N. Milwaukee Street                      Director since     business consulting company,
 Milwaukee, WI 53202                          September, 2000    since 1988; Chairman and CEO,
 Age: 70                                      to present         Hanger Tight Company, a
                                                                 manufacturing company
                                                                 (1988-1999); Chairman and CEO,
                                                                 Interstore Transfer Systems,
                                                                 Ltd., a  manufacturing company
                                                                 (1992-1999); Chairman,
                                                                 International Retail Services
                                                                 Group, Ltd. (1995-1999);
                                                                 Executive Vice President,
                                                                 Arandell Schmidt Co., a catalog
                                                                 printer company (1984-1987);
                                                                 various positions Arthur
                                                                 Andersen & Co. (1957-1964,
                                                                 1967-1984), most recently
                                                                 serving as Partner (1969-1984);
                                                                 Secretary of Administration,
                                                                 State of Wisconsin (1965-1967)

 Stephen A. Roell            Director         Served as          Senior Vice President and Chief        6         None
 5757 N. Green Bay Avenue                     Director since     Financial Officer, Johnson
 Milwaukee, WI 53202                          September, 2000    Controls, Inc., a manufacturing
 Age: 53                                      to present         company, since 1998; Vice
                                                                 President and Chief Financial
                                                                 Officer, Johnson Controls, Inc.
                                                                 (1991-1998); Corporate
                                                                 Controller and Assistant
                                                                 Secretary, Johnson Controls,
                                                                 Inc. (1990-1991)

 Additional information about the Portfolios' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-866-44BAIRD.

                                BAIRD FUNDS, INC.

                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
                                  1-866-44BAIRD

BOARD OF DIRECTORS

G. Frederick Kasten, Jr. (CHAIRMAN)

John W. Feldt

George C. Kaiser

Stephen A. Roell


INVESTMENT ADVISOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202


ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND -
DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202


CUSTODIAN

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202


DISTRIBUTOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202